[GRAPHIC OMITTED]
                             MONEY MARKET PORTFOLIOS
                                     ANNUAL
                                     REPORT
                                 TO SHAREHOLDERS

                               SEPTEMBER 30, 1997

                              COMPASS CAPITAL FUNDS
                                 [LOGO OMITTED]

                      PURE INVESTMENT STYLE (SERVICE MARK)

            * NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE *

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


                             MONEY MARKET PORTFOLIOS
* Money Market
* U.S. Treasury Money Market
* Municipal Money Market
* New Jersey Municipal
  Money Market
* North Carolina Municipal
  Money Market
* Ohio Municipal Money
  Market
* Pennsylvania Municipal
  Money Market
* Virginia Municipal Money
  Market

[GRAPHIC OMITTED]


                                    TABLE of
                                    CONTENTS

   PRESIDENT'S LETTER.............................................       1-2
   PORTFOLIO SUMMARIES
         MONEY MARKET.............................................       3-4
         U.S. TREASURY MONEY MARKET...............................         5
         MUNICIPAL MONEY MARKET...................................       6-9
         NEW JERSEY MUNICIPAL MONEY MARKET........................     10-11
         NORTH CAROLINA MUNICIPAL MONEY MARKET....................     12-14
         OHIO MUNICIPAL MONEY MARKET..............................     15-16
         PENNSYLVANIA MUNICIPAL MONEY MARKET......................     17-21
         VIRGINIA MUNICIPAL MONEY MARKET..........................     22-23
   PORTFOLIO FINANCIAL STATEMENTS
         STATEMENTS OF OPERATIONS.................................     24-25
         STATEMENTS OF CHANGES IN NET ASSETS......................     26-27
         FINANCIAL HIGHLIGHTS.....................................     28-33
         NOTES TO FINANCIAL STATEMENTS............................     34-41
   REPORT OF INDEPENDENT ACCOUNTANTS..............................        42

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]

                               PRESIDENT'S LETTER

November 15, 1997

Dear Shareholder:
     We are pleased to present the Annual Report for the Compass Capital Funds for 1997, a year characterized by a bull market for equities and bonds and strong performance by the Compass Capital Funds' portfolios.

     Over the twelve month period ended September 30, 1997, the financial markets exhibited remarkable strength. The stock market broke through to an all-time high this year and overall was up nearly 38% (as measured by the S&P 500 Index), extending one of the longest bull markets in modern times yet another year. At the same time, the bond market's performance reflected low inflation and steady economic growth, producing returns for investors of over 8% (as measured by the Lehman Brothers Aggregate Index).

     Because we know how important it is for you to keep track of your investments, we continue to work hard to make the Annual Report for the Compass Capital Funds easy to read and understand. We have organized the pages into individual summaries for all our funds, highlighting key portfolio management activities for the year. Also included in each summary page is a performance graph which shows how all classes of each portfolio performed versus their benchmark.

     Compass Capital's emphasis on Pure Investment Style(SERVICE MARK) has continued to enable investors to receive actual returns on individual portfolios that are consistent with their expectations. What's more, in our ongoing efforts to develop quality investment products to meet virtually any individual need, we have introduced three new funds since our 1996 Annual Report: Compass Capital Mid-Cap Growth Equity, Compass Capital Mid-Cap Value Equity and Compass Capital International Small Cap Equity Portfolios.

     Compass Capital International Small Cap Equity Portfolio, which was launched on September 26, 1997, seeks to provide strong growth potential and diversification benefits by primarily investing in smaller companies domiciled in industrialized foreign countries -- an asset class that is considered undervalued by many analysts.

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     While it may be unrealistic to expect the same magnitude of gains in the stock market as we have enjoyed in recent years, particularly in light of October's global equity market volatility, we believe that equity markets can continue to offer opportunities to disciplined investors.We also see strong opportunities in fixed income products as we believe that historically low inflation rates may enable bond or bond fund investors to earn strong returns.Most importantly, we maintain our core belief - that a disciplined investment strategy will best serve investors in their pursuit of long-term investment goals.

     Thank you for your confidence in Compass Capital Funds. We appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,



(/S/ KAREN SABATH)

Karen H. Sabath
PRESIDENT, COMPASS CAPITAL GROUP, INC.

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                             ----------    ----------    ---------
CERTIFICATES OF DEPOSIT--30.5%
DOMESTIC--10.8%
   Bankers Trust Co.
     5.98%                    06/19/98      $50,000     $ 49,993,166
     5.82%                    07/31/98       50,000       49,988,082
   Chase Manhattan Bank-Delaware
     5.71%                    03/09/98       50,000       50,000,000
   First National Bank of Boston
     5.62%                    10/08/97       75,000       75,000,000
 5.60%                        11/19/97       50,000       50,000,000
   Wilmington Trust Co.
     5.92%                    10/20/97       23,000       23,000,000
                                                        ------------
                                                         297,981,248
                                                        ------------
YANKEE DOLLAR--19.7%
   ABN - AMRO Bank
     6.26%                    04/20/98       25,000       25,025,010
   Banque Nationale de Paris
     5.89%                    11/17/97       30,000       30,002,745
     6.22%                    04/09/98       50,000       50,085,215
     5.86%                    08/10/98       25,000       24,987,702
   Caisse Nationale de Credit Agricole
     5.64%                    10/07/97       75,000       75,000,370
   Deutsche Banc
     6.21%                    04/20/98       30,000       30,022,298
   Industrial Bank of Japan
     5.73%                    10/10/97       50,000       50,000,000
 5.72%                        10/23/97       30,000       30,001,222
   Rabobank Nederland
     5.71%                    02/17/98       50,000       50,001,875
   Royal Bank of Canada
     5.94%                    06/25/98       25,000       24,989,503
   Sanwa Bank Ltd. Japan
     5.66%                    12/18/97       25,000       25,000,534
   Societe Generale
     5.77%                    01/09/98       25,000       24,997,377
   Sumitomo Bank
     5.64%                    10/20/97       50,000       50,000,000
     5.66%                    11/10/97       25,000       25,000,000
   Swedbank, Inc.
     5.63%                    11/20/97       25,000       25,000,342
                                                        ------------
                                                         540,114,193
                                                        ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $838,095,441)                                    838,095,441
                                                        ------------
COMMERCIAL PAPER--49.7%
ASSET BACKED SECURITIES--6.3%
   CXC, Inc.
     5.53%                    12/12/97       50,000       49,447,000
     5.53%                    12/15/97       25,000       24,711,979
     5.53%                    12/17/97       25,000       24,704,299
   Old Line Funding Corp.
     5.56%                    10/03/97       75,000       74,976,833
                                                        ------------
                                                         173,840,111
                                                        ------------
BANKS--9.9%
   AB Spintab Swedmortgage
     5.52%                    11/06/97       50,000       49,724,000
     5.60%                    02/12/98       43,200       42,299,520
   Toronto Dominion Holdings, Inc.
     5.59%                    10/15/97       50,000       49,891,306
   Unifunding, Inc.
     5.54%                    10/07/97       50,000       49,953,833
     5.52%                    10/30/97       50,000       49,777,667
     5.57%                    03/03/98       30,000       29,289,825
                                                        ------------
                                                         270,936,151
                                                        ------------
                                              PAR
                              MATURITY       (000)         VALUE
                             ----------    ----------    ---------
COMMERCIAL PAPER (CONTINUED)
CREDIT INSTITUTIONS--1.8%
   General Motors Acceptance Corp.
     5.75%                    11/17/97      $50,000   $   49,624,653
                                                      --------------
FINANCE SERVICES--5.0%
   Countrywide Funding Corp.
     5.55%                    11/06/97       47,000       46,739,150
     5.55%                    12/12/97       25,000       24,722,500
   Dakota Certificates Program
     5.55%                    10/09/97       64,936       64,855,912
                                                      --------------
                                                         136,317,562
                                                      --------------
INDUSTRIAL & COMMERCIAL MACHINERY
  & EQUIPMENT--1.7%
   BTR Dunlop Finance, Inc.
     5.68%                    11/18/97       48,000       47,636,480
                                                      --------------
MOTOR VEHICLES--4.5%
   BMW US Capital Corp.
     5.54%                    10/06/97       50,083       50,044,429
     5.55%                    10/08/97       50,000       49,946,042
     5.52%                    12/16/97       25,000       24,708,667
                                                      --------------
                                                         124,699,138
                                                      --------------
PERSONAL SERVICES--1.0%
   Block Financial Corp.
     5.55%                    12/19/97       28,000       27,658,983
                                                      --------------
SECURITY BROKERS & DEALERS--10.8%
   Lehman Brothers Holdings, Inc.
     5.57%                    10/22/97       50,000       49,837,542
   Merrill Lynch & Co. Canadian
     5.57%                    12/12/97       40,000       39,554,400
     5.53%                    12/15/97       50,000       49,423,958
     5.53%                    02/24/98       40,000       39,102,911
   Morgan Stanley Group, Inc.
     5.52%                    12/18/97       50,000       49,402,000
   Nomura Holding America, Inc.
     5.67%                    10/20/97       27,000       26,919,202
     5.61%                    11/18/97       17,000       16,872,840
     5.63%                    11/26/97       25,000       24,781,056
                                                      --------------
                                                         295,893,909
                                                      --------------
SERVICES - AUTO RENTAL & LEASING--1.8%
   PHH Corp.
     5.53%                    10/27/97       50,000       49,800,306
                                                      --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--6.9%
   Corporate Asset Funding, Inc.
     5.70%                    01/12/98       39,200       38,560,713
   Heller Financial, Inc.
     5.63%                    10/03/97      100,000       99,968,722
   Sears Roebuck Acceptance Corp.
     5.65%                    10/30/97       50,000       49,772,431
                                                      --------------
                                                         188,301,866
                                                      --------------
TOTAL COMMERCIAL PAPER
  (Cost $1,364,709,159)                                1,364,709,159
                                                      --------------
TIME DEPOSITS--3.1%
   Key Bank National Association
     6.37%                    10/01/97       85,000       85,000,000
     (Cost $85,000,000)                               --------------



See accompanying notes to financial statements.

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[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                             ----------    ----------    ---------
GUARANTEED INVESTMENT CONTRACT--0.4%
   Peoples Security Life
     5.82%                    10/01/97       $10,000   $  10,000,000
  (Cost $10,000,000)                                  --------------

MEDIUM TERM NOTES--2.9%
CREDIT INSTITUTIONS--0.6%
   General Motors Acceptance Corp.
     5.62%                    10/30/97        15,000     14,999,295
                                                      --------------

FINANCE LESSORS--1.6%
   IBM Credit Corp.
     5.80%                    10/07/97        25,000      24,999,803
     5.70%                    10/27/97        20,000      19,999,603
                                                       --------------
                                                          44,999,406
                                                      --------------
SECURITY BROKERS & DEALERS--0.7%
   Bear Stearns & Co., Inc.
     5.86%                    01/20/98        20,000      20,000,000
                                                      --------------
TOTAL MEDIUM TERM NOTES
  (Cost $79,998,701)                                      79,998,701
                                                      --------------
VARIABLE RATE OBLIGATIONS--13.2%
FINANCE SERVICES--5.1%
   General American Life
     5.83%**                  10/01/97        50,000      50,000,000
   SMM Trust
     5.65%**                  10/16/97        40,000      40,000,000
     5.65%**                  10/29/97        50,000      50,000,000
                                                      --------------
                                                         140,000,000
                                                      --------------
SECURITY BROKERS & DEALERS--7.2%
   Bear Stearns & Co., Inc.
     5.63%**                  10/06/97        40,000      40,000,000
     5.62%**                  10/24/97        40,000      40,000,000
     5.63%**                  03/26/98        30,000      30,000,000
   Lehman Brothers Holdings, Inc.
     5.73%**                  12/05/97        50,000      50,000,000
   Morgan Stanley Group
     5.62%**                  10/18/97        37,000      36,997,742
                                                      --------------
                                                         196,997,742
                                                      --------------
STUDENT LOAN MARKETING ASSOCIATION--0.2%
     5.23%**                  10/07/97         5,000       4,998,894
                                                      --------------
YANKEE DOLLAR--0.7%
   Royal Bank of Canada
     5.71%**                  10/01/97        20,000      19,997,338
                                                      --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $361,993,974)                                    361,993,974
                                                      --------------

                                               Par
                                              (000)        Value
                                            --------- --------------
INFINITY CASH RESERVE, PRIME--0.1%
   Infinity Cash Reserve-Prime               $ 3,835  $    3,835,323
   (Cost $3,835,323)                                  --------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $2,743,632,598*)                       99.9%   2,743,632,598

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                   0.1%       1,527,443
                                              ======  ==============
NET ASSETS (Equivalent to $1.00
  per share based on 878,543,820
  Institutional shares, 1,610,417,314
  Service shares, 256,039,120
  Investor A shares, 237,672
  Investor B shares and 2,163
  Investor C shares outstanding)              100.0%  $2,745,160,041
                                              ======  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE,
  INVESTOR A, INVESTOR B AND
  INVESTOR C SHARE
  ($2,745,160,041 (DIVIDE) 2,745,240,089)                      $1.00
                                                               =====

------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1997.

See accompanying notes to financial statements.

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COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
U.S. TREASURY OBLIGATIONS--21.2%
   U.S. TREASURY NOTES
     8.75%                    10/15/97      $ 10,000   $  10,010,170
     7.37%                    11/15/97        20,000      20,041,298
     5.37%                    11/30/97        40,000      39,990,723
     5.00%                    01/31/98        10,000       9,975,299
     5.12%                    02/28/98        25,000      24,954,498
     6.00%                    05/31/98        15,000      15,003,017
     8.25%                    07/15/98        50,000      50,923,893
     5.87%                    08/15/98        35,000      35,053,967
     4.75%                    08/31/98        15,000      14,879,767
                                                      --------------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $220,832,632)                                    220,832,632
                                                      --------------
REPURCHASE AGREEMENTS--78.9%
   Aubrey G. Lanston & Co., Inc.
     6.25%                    10/01/97        50,000      50,000,000
     (Agreement dated 09/30/97 to be
     repurchased at $50,008,681.
     Collateralized by $51,065,000
     U.S. Treasury Notes 5.75% due
     09/30/99. The value of the
     collateral is $51,001,169.)
   Barclay de Zoete Wedd
     6.40%                    10/01/97        50,000      50,000,000
     (Agreement dated 09/30/97 to be
     repurchased at $50,008,889.
     Collateralized by $49,100,000
     U.S. Treasury Notes 6.50% due
     05/31/01. The value of the
     collateral is $51,009,990.)
   Goldman Sachs & Co.
     6.20%                    10/01/97        50,000      50,000,000
     (Agreement dated 09/30/97 to be
     repurchased at $50,008,611.
     Collateralized by $51,245,000
     U.S. Treasury Notes 5.875% due
     09/30/02. The value of the
     collateral is $51,000,100.)
   Greenwich Capital Markets, Inc.
     6.05%                    10/01/97       225,000     225,000,000
     (Agreement dated 09/30/97 to be
     repurchased at $225,037,813.
     Collateralized by $398,172,000
     U.S. Treasury Notes 11.75% due
     02/15/04 to 11/15/14. The value
     of the collateral is $229,501,140.)
   J.P. Morgan Securities
     6.375%                   10/01/97        50,000      50,000,000
     (Agreement dated 09/30/97 to be
     repurchased at $50,008,854.
     Collateralized by $53,826,000
     U.S. Treasury Bills 0.00% due
     09/17/98. The value of the
     collateral is $51,000,135.)
   Merrill Lynch
     5.90%                    10/01/97        50,000      50,000,000
     (Agreement dated 09/30/97 to be
     repurchased at $50,008,194.
     Collateralized by $43,602,000
     U.S. Treasury Bonds 7.50% to
     8.875% due 11/15/16 to 08/15/17.
     The value of the collateral
     is $51,003,604.)

                                              PAR
                              MATURITY       (000)         VALUE
                              --------      --------   -------------
REPURCHASE AGREEMENTS (CONTINUED)
   Morgan Stanley & Co.
     6.45%                    10/01/97      $247,000  $ 247,000,000
     (Agreement dated 09/30/97 to be
     repurchased at $247,044,254.
     Collateralized by $79,016,000
     U.S. Treasury Bonds 8.75% to
     8.875% due 05/15/17 to 08/15/17
     and $147,770,000 U.S. Treasury
     Notes 5.125% to 7.50% due
     02/28/98 to 04/30/02. The value
     of the collateral is $252,265,222.)
   Swiss Bank Corp.
     5.90%                    10/01/97        50,000     50,000,000
     (Agreement dated 09/30/97 to be
     repurchased at $50,008,194.
     Collateralized by $3,772,000
     U.S. Treasury Bonds 7.625% due
     02/15/07 and $46,331,000 U.S.
     Treasury Notes 5.125% to 6.25%
     due 06/30/98 to 11/30/98. The value
     of the collateral is $51,047,221.)
   UBS Securities, Inc.
     6.25%                    10/01/97        50,000     50,000,000
     (Agreement dated 09/30/97 to be                 --------------
     repurchased at $50,008,681.
     Collateralized by $47,498,000
     U.S. Treasury Notes 7.875% due
     08/15/01. The value of the collateral
     is $51,000,978.)

TOTAL REPURCHASE AGREEMENTS
  (Cost $822,000,000)                                   822,000,000
                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,042,832,632*)                      100.1%  1,042,832,632

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                 (0.1%)    (1,205,070)
                                               ----- --------------
NET ASSETS (Equivalent to $1.00
  per share based on 162,094,203
  Institutional shares, 836,316,438
  Service shares and 43,424,154
  Investor A shares outstanding)              100.0% $1,041,627,562
                                              ====== ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A  SHARE
  ($1,041,627,562 (DIVIDE) 1,041,834,795)                     $1.00
                                                              =====

----------
  * Aggregate cost for Federal tax purposes.


See accompanying notes to financial statements.

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                             STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO
                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS--99.9%
ARIZONA--5.9%
   Apache County IDA RB (Tuscon
     Electric Power Co. Project)
     Series 1983 DN
     4.10%**                  10/07/97      $ 13,500    $ 13,500,000
   Chandler IDA IDRB (SMP II Limited
     Partnership Project)
     Series 1996 DN
     4.15%**                  10/07/97         5,000       5,000,000
   Cochise County Pollution Control
     Solid Waste Disposal RB (Arizona
     Electric Power Cooperative, Inc.
     Project) Series 1994 MB
     3.80%                    03/01/98         2,000       2,000,000
   Pima County IDA RB (Tuscon Electric
     Power Co. Project) Series 1982 DN
     4.10%**                  10/07/97         3,000       3,000,000
                                                        ------------
                                                          23,500,000
                                                        ------------
CALIFORNIA--8.5%
   California Statewide Communities
     Development Solid Waste Facilities RB
     (Chevron U.S.A., Inc. Project)
     Series 1994 DN
     4.00%**                  10/01/97           100         100,000
   Los Angeles County GO
     Series 1997A TAN
     4.50%                    06/30/98        18,500      18,586,643
   Oakland CTFS Partners RB
     (Capital Equipment Project)
     Series 1985 DN
     4.20%**                  10/07/97           700         700,000
   State of California GO Series 1997 DN
     4.00%**                  10/07/97        14,100      14,100,000
                                                        ------------
                                                          33,486,643
                                                        ------------
COLORADO--1.5%
   Colorado Housing Finance Authority
     Multi-family Housing RB
     Series 1996H DN
     4.10%**                  10/07/97         6,015       6,015,000
                                                        ------------
DELAWARE--1.7%
   Delaware Economic Development
     Authority RB (Normaco Income
     Project) Series 1984 DN
     4.25%**                  10/07/97         6,600       6,600,000
                                                        ------------
FLORIDA--5.2%
   Dade County RB (Youth Fair &
     Exposition Project) Series 1995 DN
     4.15%**                  10/07/97         4,705       4,705,000
   Sunshine State Governmental
     Financing Commission
     Commercial Paper Revenue
     Notes (Government Financing
     Program) Series 1997 MB
     3.90%                    12/09/97         9,720       9,720,000
   Volusia County Health Facilities
     Authority RB (SW Volusia Health
     Project) Series 1994A DN
     4.00%**                  10/07/97         6,175       6,175,000
                                                        ------------
                                                          20,600,000
                                                        ------------

                                              PAR
                              MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
GEORGIA--2.9%
   Burke County Pollution Control RB
     (Oglethorpe Power Company
     Project) Series 1997 DN
     3.60%**                  12/01/97       $ 2,000    $  2,000,000
   Clayton County Development
     Authority RB (McIlrath Corp.
     Project) Series 1986 DN
     4.30%**                  10/07/97         4,375       4,375,000
   Fulton County Development
     Authority RB (Georgia Tech
     Athletic Association Project)
     Series 1995 DN
     4.15%**                  10/07/97         3,500       3,500,000
   Fulton County Development
     Authority RB (The Alfred and
     Adele Davis Academy Income
     Project ) Series 1996 DN
     4.15%**                  10/07/97         1,500       1,500,000
                                                        ------------
                                                          11,375,000
                                                        ------------
IDAHO--0.6%
   Idaho GO Series 1997 TAN
     4.62%                    06/30/98         2,500       2,513,357
                                                        ------------
ILLINOIS--12.8%
   Illinois Development Finance
     Authority IDRB (6 West Hubbard
     Street Project) Series 1986 DN
     4.10%**                  10/07/97         3,355       3,355,000
   Illinois Development Finance
     Authority IDRB (Foundation For
     Safety & Health Project)
     Series 1992 DN
     4.10%**                  10/07/97         5,250       5,250,000
   Illinois Development Finance
     Authority IDRB (Royal Continental
     Box Co. Project) Series 1995A DN
     4.40%**                  10/07/97           900         900,000
   Illinois Development Finance
     Authority IDRB (Webster-Wayne
     Shopping Center Project)
     Series 1995 DN
     4.10%**                  10/07/97         3,810       3,810,000
   Illinois Development Finance
     Authority PCRB (Commonwealth
     Edison Co. Project) Series 1986 DN
     4.05%**                  10/07/97         5,700       5,700,000
   Illinois Development Finance
     Authority PCRB (Commonwealth
     Edison Co. Project) Series 1994C DN
     4.15%**                  10/07/97         2,000       2,000,000
   Illinois Development Finance
     Authority RB (Lasalle Foundation
     Project) Series 1997 DN
     4.05%**                  10/07/97         4,000       4,000,000
   Illinois Health Facilities Authority RB
     (Evanston Hospital Corp. Project)
     Series 1990A MB
     3.85%                    10/15/97         5,000       5,000,000
   Illinois Health Facilities Authority RB
     (Victory Health Services Project)
     Series 1989C MB
     3.80%                    10/21/97         5,600       5,600,000


See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
   Illinois Housing Development Finance
     Authority RB (Homeowner Mortgage
     Project) Series 1996F-2 MB
     3.70%                    12/18/97       $ 4,000     $ 4,000,000
   Illinois Student Loan Authority RB
     Series 1996A DN
     4.15%**                  10/07/97         1,260       1,260,000
   Peoria Industrial Development RB
     (Praise and Leadership Elementary
     School Project) Series 1995 DN
     4.25%**                  10/07/97         2,865       2,865,000
   Quad Cities Regional Economic
     Development Authority RB
     (Whitey's Ice Cream Manufacturing
     Project) Series 1995 DN
     4.25%**                  10/07/97         1,870       1,870,000
   Roselle Village IDRB (Abrasive-Form,
     Inc. Project) Series 1995 DN
     4.10%**                  10/07/97         1,900       1,900,000
   Tinley Park Multi-Family Housing
     Mortgage RB (Edgewater Walk
     Phase IIIA & IIIB Project)
     Series 1994 DN
     4.10%**                  10/07/97         2,425       2,425,000
   Village of Schiller Park IDRB
     (Victor Products Corp. Project)
     Series 1995 DN
     4.50%**                  10/07/97           600         600,000
                                                        ------------
                                                          50,535,000
                                                        ------------
INDIANA--1.6%
   Marion RB (The Synectic Partnership
     Project) Series 1997 DN
     4.10%**                  10/07/97         3,415       3,415,000
   Monroe County IDRB (Griner
     Engineering Project)
     Series 1997 DN
     4.25%**                  10/07/97         2,945       2,945,000
                                                        ------------
                                                           6,360,000
                                                        ------------
KENTUCKY--2.8%
   Jefferson County Kentucky Board of
     Education GO Series 1997 RAN
     3.86%                    06/30/98         6,000       6,000,408
   Maysville Solid Waste Disposal
     Facilities RB (Inland Container Corp.
     Project) Series 1992 MB
     3.90%                    10/24/97         5,000       5,000,000
                                                        ------------
                                                          11,000,408
                                                        ------------
LOUISIANA--0.3%
   St. Charles Parish Pollution Control RB
     (Shell Oil Co. Norco Project)
     Series 1991 DN
     4.00%**                  10/01/97         1,000       1,000,000
                                                        ------------
MARYLAND--8.0%
   Anne Arundel County RB (Mountain
     Ridge Apartments Project)
     Series 1996D DN
     4.00%**                  10/01/97         6,325       6,325,000
   Baltimore County RB (Paths At Loveton
     Project) Series 1996 DN
     3.95%**                  10/07/97         5,720       5,720,000

                                              PAR
                              MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
MARYLAND (CONTINUED)
   Baltimore County RB (Shade Tree Trace
     Project) Series 1996 DN
     4.00%**                  10/07/97       $ 6,570     $ 6,570,000
   Maryland Health & Higher
     Educational Facilities Authority RB
     (Helix Health Hospitals Project)
     Series 1996A DN
     4.10%**                  10/07/97         5,000       5,000,000
   Maryland Health & Higher
     Educational Facilities Authority RB
     (Pooled Loan Project)
     Series 1985A DN
     4.10%**                  10/07/97         2,000       2,000,000
   Maryland IDA Finance RB
     (Brass Mill Road Limited Partnership
     Facility Project) Series 1995 DN
     4.25%**                  10/07/97         3,665       3,665,000
   Maryland IDA Finance RB (Patapsco
     Associates Limited Partnership
     Facility Project) Series 1995 DN
     4.25%**                  10/07/97         2,270       2,270,000
                                                        ------------
                                                          31,550,000
                                                        ------------
MICHIGAN--2.5%
   Michigan State Building Authority
     TECP Series 1997I
     3.70%                    10/09/97         8,000       8,000,000
   Northville IDA RB (Thrifty Northville
     Project) Series 1984 DN
     4.17%**                  10/07/97         2,000       2,000,000
                                                        ------------
                                                          10,000,000
                                                        ------------
MINNESOTA--1.5%
   Becker Junior PCRB
     (Northern States Power-Sherbourne
     Generating Station Project)
     Series 1993A MB
     3.80%                    12/16/97         5,900       5,900,000
                                                        ------------
MISSISSIPPI--0.3%
   Jackson IDRB (McCarty-Holman Co.
     Project) Series 1985 DN
     4.15%**                  10/07/97         1,000       1,000,000
                                                        ------------
MISSOURI--3.3%
   Kansas City IDRB (Mid-America
     Health Services Project)
     Series 1984 DN
     4.20%**                  10/07/97         4,500       4,500,000
   Missouri Environmental Improvement
     & Energy Resource Authority RB
     (Kansas City Power & Light Co.
     Project) Series 1992 DN
     4.10%**                  10/07/97         5,900       5,900,000
   Missouri Environmental Improvement
     & Energy Resource Authority RB
     (Monsanto Co. Project)
     Series 1988 DN
     4.15%**                  10/07/97         2,700       2,700,000
                                                        ------------
                                                          13,100,000
                                                        ------------
MONTANA--0.3%
   Forsyth PCRB
     (Portland General Electric Co. Project)
     Series 1983 DN
     4.20%**                  10/07/97         1,000       1,000,000
                                                        ------------

See accompanying notes to financial statements.

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
NEBRASKA--0.5%
   Nebraska Investment Finance
     Authority Multifamily Loan RB
     (Apple Creek Associates Project)
     Series 1985A DN
     3.80%**                  10/07/97       $ 1,900    $  1,900,000
                                                        ------------
NEVADA--0.2%
   Henderson Public Improvement Trust
     RB (Berry Plastics Corp. Project)
     Series 1991 DN
     4.50%**                  10/07/97           800         800,000
                                                        ------------
NEW HAMPSHIRE--1.6%
   New Hampshire Higher Educational
     and Health Facilities Authority RB
     (Hunt Community Issue Project)
     Series 1996 DN
     4.10%**                  10/07/97         6,160       6,160,000
                                                        ------------
NORTH CAROLINA--3.3%
   Gastonia Certificates of Participation
     (Equipment Financing Project)
     Series 1997 DN
     4.25%**                  10/07/97         4,900       4,900,000
   North Carolina Eastern Municipal Power
     Agency TECP Series 1997
     3.80%                    12/10/97         6,500       6,500,000
   North Carolina Educational Facilities
     Finance Agency RB (The Bowman
     Gray School of Medicine Project)
     Series 1996 DN
     4.10%**                  10/07/97         1,800       1,800,000
                                                        ------------
                                                          13,200,000
                                                        ------------
NORTH DAKOTA--0.8%
   Mercer County Solid Waste Disposal
     RB (National Rural Utilities Project)
     Series 1995A MB
     3.80%                    03/01/98         3,100       3,100,000
                                                        ------------
OHIO--5.9%
   Clermont County Hospital Facilities
     Authority RB (Mercy Health
     Systems Project) Series 1994B DN
     4.05%**                  10/07/97         2,764       2,764,000
   Hamilton County GO Series 1997 BAN
     4.25%                    06/12/98         6,010       6,024,049
   Montgomery County Limited Obligation
     RB (Society of St. Vincent de Paul
     Project) Series 1996 DN
     4.10%**                  10/07/97         4,000       4,000,000
   Ohio Higher Educational Facility
     Community RB (Oberlin College
     Project) Series 1985 DN
     3.75%**                  10/07/97           200         200,000
   Parma GO Series 1997 BAN
     4.95%                    08/04/98         4,000       4,033,972
   Toledo GO Series 1997 MB
     4.50%                    10/15/97         4,245       4,245,956
   Youngstown IDRB (Portage Transformer
     Company Project) Series 1996 DN
     4.25%**                  10/07/97         1,980       1,980,000
                                                        ------------
                                                          23,247,977
                                                        ------------

                                              PAR
                              MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
OKLAHOMA--4.0%
   Muskogee Industrial Trust PCRB
     (Oklahoma Gas and Electric
     Project) Series 1995A DN
     4.10%**                  10/07/97       $ 2,000     $ 2,000,000
   Muskogee Industrial Trust PCRB
     (Oklahoma Gas and Electric
     Project) Series 1997A DN
     4.20%**                  10/07/97         5,000       5,000,000
   Oklahoma State Water Resource
     Board State Loan Program RB
     Series 1997 MB
     3.75%                    03/02/98         9,000       9,000,000
                                                        ------------
                                                          16,000,000
                                                        ------------
TENNESSEE--7.0%
   Chattanooga IDRB (Southern Foundry
     Supply, Inc. Project)
     Series 1996 DN
     4.25%**                  10/07/97         1,400       1,400,000
   Franklin IDRB (Franklin Oaks
     Apartments Project)
     Series 1996A DN
     4.15%**                  10/07/97         4,600       4,600,000
   Memphis-Shelby County IDRB
     (Ponderosa Fibres American
     Project) Series 1995 DN
     4.25%**                  10/07/97         5,200       5,200,000
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Montgomery County Loan Project)
     Series 1995 DN
     4.10%**                  10/07/97         5,000       5,000,000
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Tennessee County Loan Pool
     Project) Series 1995 DN
     4.10%**                  10/07/97         8,500       8,500,000
   Morristown Industrial Development
     Board RB (Bos Automotive
     Products, Inc. Project)
     Series 1997 DN
     4.25%**                  10/07/97         2,000       2,000,000
   Oak Ridge IDRB (Solid Waste M4
     Environmental Project)
     Series 1996 DN
     4.25%**                  10/07/97           900         900,000
                                                        ------------
                                                          27,600,000
                                                        ------------
TEXAS--7.1%
   Angelina and Neches River Authority
     Solid Waste Disposal RB
     (Temple-Eastex, Inc. Project)
     Series 1993 MB
     3.90%                    10/24/97         1,000       1,000,000
     4.00%                    01/26/98         5,000       5,000,000
   Austin Higher Education Authority
     RB (St. Edwards University Project)
     Series 1995 DN
     4.15%**                  10/07/97         1,900       1,900,000
   Bexar County Housing Finance Corp.
     Multifamily Housing RB (Windridge
     Apartments Project) Series 1996 DN
     4.15%**                  10/07/97         6,270       6,270,000


See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
   Brazos River Harbour Navigation
     District PCRB (The Dow Chemical
     Co. Project) Series 1993 DN
     4.05%**                  10/01/97       $ 2,000    $  2,000,000
   Mesquite Industrial Development
     Corp. RB (Morrison Products, Inc.
     Project) Series 1997 DN
     4.10%**                  10/07/97         4,000       4,000,000
   State of Texas GO Series 1997 TRAN
     4.75%                    08/31/98         8,000       8,064,113
                                                        ------------
                                                          28,234,113
                                                        ------------
VIRGINIA--3.3%
   Culpeper Town IDA Residential Care
     Facility RB (Baptist Homes Project)
     Series 1992 DN
     4.10%**                  10/07/97         1,415       1,415,000
   Metropolitan Washington D.C. Airports
     Authority Passenger Facility
     Flexible Term Notes
     3.95%                    01/23/98         8,000       8,000,000
   Roanoke IDA Hospital RB (Carillon
     Health System Project)
     Series 1995C DN
     4.00%**                  10/07/97         3,500       3,500,000
                                                        ------------
                                                          12,915,000
                                                        ------------
WASHINGTON--3.2%
   King County TECP Series 1997A BAN
     3.75%                    11/19/97         5,000       5,000,000
   King County Sewer RB
     Series 1997A MB
     3.70%                    11/14/97         5,000       5,000,000
   Yakima County Public Corporation
     RB (Jeld-Wen Income Project)
     Series 1988 DN
     4.10%**                  10/07/97         2,540       2,540,000
                                                        ------------
                                                          12,540,000
                                                        ------------
WEST VIRGINIA--0.1%
   Marshall County PCRB
     (PPG Industries, Inc. Project)
     Series 1992 DN
     4.35%**                  10/07/97           500         500,000
                                                        ------------
WISCONSIN--1.9%
   Stevens Point Tax-Exempt Facilities
     RB (Consolidated Paper Company
     Project) Series 1997 DN
     4.25%**                  10/07/97         2,500       2,500,000
   Wisconsin GO Series 1997 TRAN
     4.50%                    06/15/98         5,000       5,022,055
                                                        ------------
                                                           7,522,055
                                                        ------------
WYOMING--1.3%
   Converse County Environmental
     Improvement RB (Pacificorp, Inc.
     Project) Series 1995 DN
     4.15%**                  10/07/97         5,300       5,300,000
                                                        ------------


                                                           Value
                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $394,554,553*)                           99.9%    $394,554,553

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                   0.1%         582,631
                                              ------    ------------
NET ASSETS (Equivalent to $1.00
  per share based on 58,747,512
  Institutional shares, 327,939,131
  Service shares, 8,467,793
  Investor A shares and 11,754
  Investor C shares outstanding)              100.0%    $395,137,184
                                              ======    ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE,
  INVESTOR A AND
  INVESTOR C SHARE
  ($395,137,184 (DIVIDE) 395,166,190)                          $1.00
                                                               =====


-----------
 *   Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1997, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                   NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS--99.5%
NEW JERSEY--93.7%
   Aberdeen Township GO
     Series 1997 MB
     4.20%                    02/01/98        $  640      $  640,615
   Bergen County GO Series 1996 DN
     5.20%**                  10/01/97           500         500,000
   Bergen County GO Series 1997 MB
     4.50%                    07/15/98         1,755       1,763,708
   Bergen County Utilities Authority Water
     PCRB Series 1997A MB
     3.50%                    12/15/97           720         720,000
   Burlington Township School District GO
     Series 1997 MB
     5.00%                    03/01/98           480         482,446
   Camden County Improvement Authority
     RB (Jewish Community Center
     Project) Series 1995 DN
     3.85%**                  10/01/97         1,035       1,035,000
   Cape May County Municipal Utilities
     Authority Sewer RB Series 1992 MB
     5.60%                    01/01/98           500         502,451
   Carlstadt GO Series 1997 MB
     4.75%                    03/01/98           350         351,575
   Cumberland County Guaranteed
     Improvement Resource Recovery RB
     Series 1991 MB
     5.50%                    01/01/98         1,000       1,004,189
   Cumberland County Utilities Authority
     Refunding RB Series 1997 MB
     3.90%                    03/01/98           195         195,000
   Dover Township GO Series 1997 MB
     5.00%                    04/01/98           285         286,514
   Edison Township GO Series 1993 MB
     4.00%                    01/01/98           300         300,212
   Essex County GO Series 1997 MB
     4.35%                    07/15/98           345         346,446
   Essex County Public Improvement
     Authority RB (County Asset Sale
     Project) Series 1995 DN
     3.90%**                  10/07/97         5,000       5,000,000
   Evesham Township General
     Improvment GO Series 1997A MB
     4.80%                    09/15/98           500         504,640
   Evesham Township General
     Improvement GO Series 1997B MB
     4.80%                    09/15/98           150         151,392
   Gloucester County Refunding PCRB
     (Mobil Oil Refining Co. Project)
     Series 1993 DN
     3.70%**                  10/07/97         2,810       2,810,000
   Hillside Township GO Series 1997 MB
     4.70%                    06/15/98           150         150,830
   Hopewell Township GO Series 1997 BAN
     4.25%                    05/22/98         1,208       1,210,642
   Irvington Township GO Series 1993 MB
     3.90%                    04/01/98           440         440,000
   Margate City GO Series 1997 BAN
     3.68%                    03/04/98         2,630       2,630,312
   Mercer County Improvement Authority
     RB (Pooled Government Loan Project)
     Series 1985 DN
     3.80%**                  10/07/97         2,900       2,900,000
   Millburn Township GO Series 1996 MB
     4.60%                    11/15/97           400         400,416
   Monroe Township GO Series 1996 BAN
     4.00%                    02/25/98         1,602       1,604,200

                                              PAR
                              MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Montclair General Improvement GO
     Series 1997 MB
     4.90%                    01/01/98        $  190      $  190,605
   Morris County GO Series 1996 BAN
     3.57%                    12/11/97         1,000       1,000,131
   Morristown GO Series 1997 TAN
     4.25%                    02/13/98         2,600       2,602,774
   New Jersey Economic Development
     Authority IDRB (Union Ave
     Association Project) Series 1986 DN
     3.75%**                  10/01/97         4,900       4,900,000
   New Jersey Economic Development
     Authority PCRB (Public Service
     Electric & Gas Company)
     Series 1995A DN
     3.70%**                  10/07/97           700         700,000
   New Jersey Economic Development
     Authority PCRB (Public Service
     Electric & Gas Company)
     Series 1996 DN
     3.65%**                  10/07/97         3,200       3,200,000
   New Jersey Economic Development
     Authority RB (Danic Urban Renewal
     Project) Series 1985 DN
     4.00%**                  10/07/97         1,850       1,850,000
   New Jersey Economic Development
     Authority RB (East Meadow Corp.
     Project) Series 1986B DN
     4.20%**                  10/07/97         4,770       4,770,000
   New Jersey Economic Development
     Authority RB (Keystone Project)
     Series 1992 MB
     3.75%                    10/17/97         3,000       3,000,000
   New Jersey Economic Development
     Authority RB (Local Housing Project)
     Series 1992D-1 DN
     4.10%**                  10/07/97         1,820       1,820,000
   New Jersey Economic Development
     Authority RB (Manhattan Bagel
     Company, Inc. Project)
     Series 1995 DN
     3.95%**                  10/07/97           900         900,000
   New Jersey Economic Development
     Authority RB (Nandan Co. Project)
     Series 1995 DN
     4.05%**                  10/07/97         2,260       2,260,000
   New Jersey Economic Development
     Authority RB (Russell Berrie
     Company Project) Series 1983 DN
     3.60%**                  10/01/97           200         200,000
   New Jersey Economic Development
     Authority RB (Venice Maid Foods
     Project) Series 1997 DN
     4.05%**                  10/07/97         1,000       1,000,000
   New Jersey Economic Development
     Authority RB (Winchester Gardens;
     Ward Homestead Project)
     Series 1995B DN
     3.70%**                  10/07/97         6,440       6,440,000
   New Jersey Economic Development
     Authority RB (Wood Hollow Associates
     Project) Series 1997 DN
     4.05%**                  10/07/97         2,585       2,585,000
   New Jersey Economic Development
     Authority Thermal Energy Facilities
     RB (Thermal Energy, L.P. Project)
     Series 1995 MB
     3.85%                    11/13/97         1,500       1,500,000

See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development
     Authority Water Facilities RB
     (Elizabethtown Water Co. Project)
     Series 1997B DN
     3.65%**                  10/07/97       $ 3,400    $  3,400,000
   New Jersey Educational Facilities
     Authority RB (Drew University Project)
     Series 1997B MB
     4.00%                    03/01/98           270         270,322
   New Jersey Sports and Exposition
     Authority RB Series 1992C DN
     3.85%**                  10/07/97        13,350      13,350,000
   New Jersey State Higher Education
     Assistance Authority Student Loan
     RB (New Jersey Class Loan Program
     Project) Series 1997B MB
     3.90%                    06/01/98         1,400       1,400,000
   New Jersey Transportation Trust Fund
     Authority Trust Receipts RB
     (Transportation System Project)
     Series 1996A DN
     4.15%**                  10/07/97         7,500       7,500,000
   New Jersey Turnpike Authority RB
     Series 1991D DN
     3.55%**                  10/07/97         1,400       1,400,000
   Newark GO Series 1993 TAN
     4.40%                    10/01/97           400         400,000
   Newark Water Utility RB Series 1996 MB
     5.50%                    10/01/97           377         377,000
   North Brunswick GO Series 1993 MB
     4.00%                    10/01/97           210         210,000
   North Caldwell GO Series 1997 BAN
     4.12%                    06/12/98           999       1,000,890
   Paramus GO Series 1997 BAN
     3.82%                    08/13/98         3,000       3,000,495
   Park Ridge GO Series 1997 MB
     4.55%                    08/01/98           195         196,182
   Parsippany-Troy Hills Township GO
     Series 1996 BAN
     4.25%                    10/31/97         2,000       2,000,776
   Passaic County Utilities Authority
     1997B RAN
     3.90%                    08/04/98         1,800       1,800,000
   Passaic Valley Sewer Authority
     Prerefunded RB Series 1990C MB
     7.10%                    10/01/97         5,000       5,127,074
   Peapack Gladstone GO Series 1997 BAN
     4.25%                    05/14/98         2,698       2,702,783
   Plainsboro Township GO Series 1997 BAN
     4.50%                    05/19/98         1,443       1,448,106
   Randolf Township GO Series 1997 BAN
     3.82%                    06/19/98         1,000       1,000,200
   Readington Township GO Series 1997 MB
     5.12%                    04/15/98           220         221,153
   Ringwood Borough GO Series 1997 BAN
     4.25%                    03/20/98         1,457       1,459,327
   Roselle GO Series 1997 MB
     4.95%                    02/15/98           310         311,527
   Salem County Industrial Pollution
     Control Financing Authority RB
     (E.I. DuPont de Nemours &
     Company Project) Series 1982A DN
     3.60%**                  10/07/97         3,900       3,900,000

                                              PAR
                              MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Salem County Pollution Control Financing
     Authority PCRB (Atlantic City Electric
     Co. Project) Series 1997A DN
     3.75%**                  10/07/97       $ 1,200    $  1,200,000
   Salem County Pollution Control
     Financing Authority PCRB
     (Atlantic City Electric Co. Project)
     Series 1997B DN
     3.85%**                  10/07/97         1,000       1,000,000
   Salem County Pollution Control
     Financing Authority Refunding PCRB
     (Public Service Electric and Gas
     Project) Series 1997 DN
     4.05%**                  10/07/97         1,500       1,500,000
   Somerset County GO Series 1988B MB
     6.50%                    11/01/97           230         230,561
   Union Township Public Improvement
     GO Series 1996 MB
     4.50%                    12/01/97           303         303,400
   Woodcliff Lake School District Unlimited
     GO Series 1997 MB
     5.00%                    02/15/98           150         150,795
   Wyckoff Township School District GO
     Series 1996 MB
     4.60%                    01/15/98           500         501,231
                                                        ------------
                                                         122,210,920
                                                        ------------
NEW YORK--4.3%
   Port Authority of New York and New Jersey
     Series 1997 TECP
     3.55%                    10/24/97         1,400       1,400,000
     3.65%                    11/20/97         3,080       3,080,000
     3.75%                    12/17/97         1,055       1,055,000
                                                        ------------
                                                           5,535,000
                                                        ------------
PUERTO RICO--1.5%
   Puerto Rico Government
     Development Bank RB
     Series 1997 MB
     3.65%                    10/22/97         2,000       2,000,000
                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $129,745,920*)                         99.5%     129,745,920

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                   0.5%         671,492
                                              ------    ------------
NET ASSETS (Equivalent to
  $1.00 per share based on 7,432,452
  Institutional shares, 101,316,579
  Service shares and 21,687,102
  Investor A shares outstanding)              100.0%    $130,417,412
                                              ======    ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($130,417,412 (DIVIDE) 130,436,133)                          $1.00
                                                               =====

----------
*    Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1997, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                 NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS--99.7%
NORTH CAROLINA--97.8%
   Bladen County Industrial Facilities
     and Pollution Control Financing
     Authority Resource Recovery RB
     (BCH Energy, L.P. Project)
     Series 1993 DN
     4.30%**                  10/07/97       $ 1,900     $ 1,900,000
   Buncombe County GO
     Series 1997 DN
     4.05%**                  10/07/97         6,000       6,000,000
   Catawba County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (WSMP Inc. Project)
     Series 1992 DN
     4.25%**                  10/07/97           500         500,000
   Charlotte Airport Refunding RB
     Series 1993A DN
     4.10%**                  10/07/97         1,000       1,000,000
   Charlotte Airport Refunding RB
     Series 1997A DN
     4.20%**                  10/07/97         5,300       5,300,000
   Charlotte-Mecklenburg Hospital
     Authority RB (Health Care System
     Project) Series 1996B DN
     4.00%**                  10/07/97         1,250       1,250,000
   Durham GO Series 1993 DN
     4.15%**                  10/07/97         5,635       5,635,000
   Gaston County GO Series 1997 DN
     5.25%**                  05/01/98         1,200       1,209,476
   Green County Industrial Facilities
     and Pollution Control Financing
     Authority  IDRB (Federal Paper
     Board Co., Inc. Project)
     Series 1989 DN
     4.25%**                  10/07/97         1,100       1,100,000
   Green County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Snow Hill Tape
     Corp. Project) Series 1995 DN
     4.25%**                  10/07/97         2,000       2,000,000
   Greensboro Certificates of
     Participation (Greensboro Coliseum
     Complex Improvement Project)
     Series 1995A DN
     4.15%**                  10/07/97         2,000       2,000,000
   Guilford County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (U.S. Label Corp.
     Project) Series 1995 DN
     4.25%**                  10/07/97         2,500       2,500,000
   Haywood Regional Medical Center
     RB Series 1997 DN
     3.80%**                  10/07/97         2,000       2,000,000
   Holly Springs Park and Recreation
     Facilities GO Series 1997 BAN
     4.00%                    12/17/97         2,000       2,000,857
   Iredell County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Purina Mills, Inc.
     Project) Series 1995 DN
     4.10%**                  10/07/97         4,000       4,000,000
   Lee County GO Series 1997 MB
     4.80%                    04/01/98         1,250       1,257,280

                                              PAR
                              MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Lee County Industrial Facilities
     and Pollution Control Financing
     Authority Refunding IDRB
     (Trion, Inc. Project) Series 1995 DN
     4.15%**                  10/07/97       $ 1,700     $ 1,700,000
   Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB (Otto
     Industries, Inc. Project)
     Series 1988 DN
     4.25%**                  10/07/97         2,950       2,950,000
   Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB
     (Aplix, Inc. Project) Series 1996 DN
     4.25%**                  10/07/97         5,200       5,200,000
   Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB
     (Griffith Micro Science Project)
     Series 1995 DN
     4.10%**                  10/07/97         1,500       1,500,000
   New Hanover County Industrial
     Facilities IDRB (Interroll Corp.
     Project) Series 1989 DN
     4.25%**                  10/02/97         1,295       1,295,000
   North Carolina Agricultural Finance
     Authority Agricultural Development
     RB (Harvey Fertilizer & Gas Co.
     Project) Series 1995 DN
     4.25%**                  10/07/97         1,740       1,740,000
   North Carolina Eastern Municipal
     Power Agency Power System RB
     Series 1988B TECP
     3.60%                    11/19/97         3,600       3,600,000
     3.65%                    12/11/97         1,190       1,190,000
   North Carolina Eastern Municipal
     Power Agency Prerefunded RB
     Series 1988 MB
     8.00%                    01/01/98         4,672       4,815,024
   North Carolina Educational Facilities
     Finance Agency RB (Duke University
     Project) Series 1991B DN
     4.00%**                  10/07/97           200         200,000
   North Carolina Educational Facilities
     Finance Agency RB (Duke University
     Project) Series 1992A DN
     4.00%**                  10/07/97         5,800       5,800,000
   North Carolina Educational Facilities
     Finance Agency RB (Elon College
     Project) Series 1997 DN
     4.10%**                  10/07/97           800         800,000
   North Carolina Educational Facilities
     Finance Agency RB (Gardner-Webb
     University Project) Series 1997 DN
     4.00%**                  10/07/97         2,500       2,500,000
   North Carolina Educational Facilities
     Finance Agency RB (Guilford College
     Project) Series 1997 DN
     4.05%**                  10/07/97         3,000       3,000,000
   North Carolina Educational Facilities
     Finance Agency RB (The Bowman
     Gray School of Medicine Project)
     Series 1990 DN
     4.10%**                  10/07/97         3,800       3,800,000


See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Educational Facilities
     Finance Agency RB (The Bowman
     Gray School of Medicine Project)
     Series 1996 DN
     4.10%**                  10/07/97        $  400      $  400,000
   North Carolina Industrial Facilities and
     Pollution Control Financing Authority
     RB (GVK America Inc., Project)
     Series 1990 MB
     3.80%                    12/01/97         2,535       2,535,000
   North Carolina Medical Care
     Commission Hospital RB (Baptist
     Hospital Project) Series 1992B DN
     4.05%**                  10/07/97         5,200       5,200,000
   North Carolina Medical Care
     Commission Hospital RB (Baptist
     Hospital Project) Series 1996 DN
     4.05%**                  10/07/97         5,700       5,700,000
   North Carolina Medical Care
     Commission Hospital RB
     (Moses H. Cone Memorial Hospital
     Project) Series 1993 DN
     4.05%**                  10/07/97         5,800       5,800,000
   North Carolina Medical Care
     Commission Hospital RB
     (Moses H. Cone Memorial Hospital
     Project) Series 1995 DN
     4.05%**                  10/07/97         1,700       1,700,000
   North Carolina Medical Care
     Commission Hospital RB
     (Park Ridge Hospital Project)
     Series 1988 DN
     4.10%**                  10/07/97           400         400,000
   North Carolina Medical Care
     Commission Hospital RB (Pooled
     Equipment Financing Project)
     Series 1985 DN
     3.85%**                  10/07/97         4,700       4,700,000
   North Carolina Medical Care
     Commission Hospital RB (Pooled
     Financing Project) Series 1994 DN
     3.80%**                  10/07/97         1,800       1,800,000
   North Carolina Municipal Power Agency
     Number 1 RB (Catawba Project)
     Series 1988 MB
     7.62%                    01/01/98         1,930       1,986,018
   North Carolina Municipal Power Agency
     Number 1 Refunded RB (Catawba
     Project) Series 1988 MB
     7.87%                    01/01/98         1,150       1,185,154
   North Carolina Municipal Power Agency
     Number 1 RB (Catawba Project)
     Series 1997 TECP
     3.80%                    10/09/97         1,500       1,500,000
     3.70%                    11/20/97         4,000       4,000,000
     3.75%                    11/21/97         2,600       2,600,000
     3.75%                    12/05/97         2,000       2,000,000
   North Carolina State GO
     Series 1997A MB
     5.10%                    03/01/98         8,000       8,048,564
   Person County Industrial Facilities
     and Pollution Control Financing Authority
     RB (Carolina Power & Light Co.
     Project) Series 1992A DN
     4.20%**                  10/07/97         1,200       1,200,000

                                              PAR
                              MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Person County Industrial Facilities
     and Pollution Control Financing
     Authority Solid Waste Disposal RB
     (Carolina Power & Light Co. Project)
     Series 1986 DN
     4.15%**                  10/01/97       $10,300    $ 10,300,000
   Raleigh-Durham Airport Authority
     Special Facility Refunding RB
     (American Airlines Inc. Project)
     Series 1995A DN
     3.90%**                  10/01/97         2,750       2,750,000
   Raleigh-Durham Airport Authority
     Special Facility Refunding RB
     (American Airlines Inc. Project)
     Series 1995B DN
     3.90%**                  10/01/97         1,000       1,000,000
   Sampson County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Dubose Strapping,
     Inc. Project) 1997 DN
     4.10%**                  10/07/97         1,800       1,800,000
   Union County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Rock-Tenn Converting Co.
     Project) Series 1997 DN
     4.25%**                  10/07/97         1,750       1,750,000
   University of North Carolina Chapel
     Hill School of Medicine RB
     (Ambulatory Care Clinic Project)
     Series 1990 DN
     4.00%**                  10/07/97         1,900       1,900,000
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     Refunding RB (Carolina Power &
     Light Co. Project) Series 1990A TECP
     3.70%                    10/29/97         5,500       5,500,000
   Wake County Industrial  Facilities and
     Pollution Control Financing  Authority
     RB (Carolina Power & Light Co.
     Project) Series 1985A DN
     4.10%**                  10/07/97         1,700       1,700,000
   Wake County Industrial  Facilities and
     Pollution Control Financing  Authority
     RB (Carolina Power & Light Co.
     Project) Series 1985B DN
     4.15%**                  10/07/97         6,500       6,500,000
   Wake County Industrial  Facilities and
     Pollution Control Financing  Authority
     RB (Carolina Power & Light Co.
     Project) Series 1985C DN
     4.15%**                  10/07/97         1,400       1,400,000
   Wake County Industrial  Facilities and
     Pollution Control Financing  Authority
     RB (Carolina Power & Light Co.
     Project) Series 1987 DN
     3.95%**                  10/01/97         1,600       1,600,000
   Wilson County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (North Carolina Chip Co.
     Project) Series 1989 DN
     4.25%**                  10/07/97           800         800,000
   Winston-Salem Certificates of
     Participation (Risk Acceptance
     Management Corp. Project)
     Series 1988 DN
     4.10%**                  10/07/97           460         460,000
                                                        ------------
                                                         167,957,373
                                                        ------------

See accompanying notes to financial statements.

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO--1.9%
   Puerto Rico Government
     Development Bank Refunding RB
     Series 1985 DN
     3.70%**                  10/07/97        $  200    $    200,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Key Pharmaceuticals Project)
     Series 1983 MB
     3.75%                    12/01/97         1,500       1,500,000
   Puerto Rico Industrial, Tourist,
     Educational, Medical and
     Environmental Control Facilities RB
     (Inter-American University Project)
     Series 1994 MB
     3.80%                    10/08/97         1,500       1,500,000
                                                        ------------
                                                           3,200,000
                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $171,157,373*)                         99.7%     171,157,373

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                   0.3%         508,248
                                              ------    ------------
NET ASSETS (Equivalent to $1.00
  per share based on 147,658,005
  Institutional shares, 23,704,131
  Service shares and 303,606
  Investor A shares outstanding)              100.0%    $171,665,621
                                              ======    ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($171,665,621 (DIVIDE) 171,665,742)                          $1.00
                                                               =====

-----------
 *   Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1997, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
                      OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS--99.5%
OHIO--99.5%
   Belmont County GO Series 1996 BAN
     3.96%                    10/01/97        $1,000     $ 1,000,000
     4.12%                    11/25/97         1,400       1,400,548
   Belmont County GO Series 1997B BAN
     3.92%                    10/01/97         1,900       1,900,000
   Brecksville GO Series 1997 BAN
     4.15%                    10/29/97           750         750,196
   Butler County GO Series 1996 BAN
     4.20%                    10/30/97           750         750,230
   Butler County GO Series 1997 BAN
     4.10%                    03/20/98         1,000       1,001,793
   Cleveland Waterworks GO First
     Mortgage Bonds Series 1992A MB
     5.30%                    01/01/98         1,000       1,004,045
   Cuyahoga County IDRB
     (Pleasant Lake Associates Project)
     Series 1995 DN
     4.10%**                  10/07/97           945         945,000
   Delaware County IDRB (Air Waves, Inc
     Project) Series 1995 DN
     4.25%**                  10/07/97           935         935,000
   East Palestine GO Series 1997 BAN
     3.93%                    08/28/98         1,000       1,000,000
   Erie County IDRB (Brighton Manor Co.
     Project) Series 1986 DN
     4.25%**                  10/07/97         3,700       3,700,000
   Franklin County IDRB (Alco Standard
     Corp. Project) Series 1994 DN
     4.15%**                  10/07/97         2,000       2,000,000
   Greene County Economic Development
     RB (Ashford Center Project)
     Series 1995 DN
     4.15%**                  10/07/97         2,115       2,115,000
   Greene County GO Series 1997 BAN
     4.10%                    03/26/98         1,630       1,632,497
   Greene County IDRB (AFC Stamping &
     Production, Inc., Barsplice Products
     Project) Series 1995 DN
     4.25%**                  10/07/97         1,000      1,000,000
   Greene County IDRB (Antioch
     Publishing Co. Project)
     Series 1996 DN
     4.25%**                  10/07/97         2,600       2,600,000
   Hamilton County GO Series 1997 BAN
     4.25%                    06/12/98         1,730       1,734,044
   Hamilton Electric System Mortgage RB
     Series 1992A MB
     4.75%                    10/15/97           500         500,224
   Hilliard City GO Series 1997 BAN
     4.15%                    09/10/98         1,100       1,102,986
   Lorain County Community College
     District GO Series 1997 TAN
     6.00%                    12/01/97           535         537,124
   Lucas County IDRB (Vega Industries,
     Inc. Project) Series 1995 DN
     4.25%**                  10/07/97         2,090       2,090,000
   Mason City School District School
     Improvement Unlimited Tax GO
     Series 1997 BAN
     4.45%                    03/20/98         2,000       2,006,438
   Medina County Housing RB
     (The Oaks At Medina Project)
     Series 1997B DN
     4.15%**                  10/07/97         2,600       2,600,000

                                              PAR
                              MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Montgomery County Economic
     Development Authority RB
     (Dayton Art Institute Project)
     Series 1996 DN
     4.10%**                  10/07/97        $  600      $  600,000
   Montgomery County Health Facilities
     RB (Sisters of Charity Health Care
     Project) Series 1995 DN
     4.10%**                  10/07/97         1,400       1,400,000
   Montgomery GO Series 1996 BAN
     4.00%                    12/12/97         3,000       3,002,281
   Newark GO Series 1997 BAN
     4.00%                    03/13/98         1,275       1,276,644
   Ohio Air Quality Development
     Authority PCRB (JMG Funding, Ltd.
     Partnership Project)
     Series 1995B DN
     4.15%**                  10/07/97         2,000       2,000,000
   Ohio Air Quality Development
     Authority PCRB (Ohio Edison Co.
     Project) Series 1988B MB
     4.10%                    05/01/98         1,800       1,800,000
   Ohio Air Quality Development
     Authority PCRB (Pennsylvania
     Power Co. Project) Series 1997 DN
     4.10%**                  10/07/97         1,300       1,300,000
   Ohio Air Quality Development
     Authority PCRB (PPG Industries,
     Inc. Project) Series 1988A DN
     4.35%**                  10/07/97         4,800       4,800,000
   Ohio Air Quality Development
     Authority PCRB (Timken Co.
     Project) Series 1992 DN
     4.15%**                  10/01/97         2,300       2,300,000
   Ohio Air Quality Development
     Authority PCRB (USX Project)
     Series 1995 MB
     3.75%                    01/15/98         2,115       2,115,000
   Ohio Housing Finance Agency
     Multi-Family Housing RB (Lincoln
     Park Association Project)
     Series 1985 MB
     3.90%                    11/01/97           690         690,000
   Ohio Housing Finance Agency
     Multi-Family Housing RB
     (The Club at Spring Valley
     Apartments Project)
     Series 1996A DN
     4.10%**                  10/07/97         4,500       4,500,000
   Ohio Housing Finance Authority
     Residential Mortgage RB
     Series 1997A MB
     3.65%                    03/02/98         5,000       5,000,000
   Ohio IDRB (Anomatic Corp.
     Project) Series 1994 DN
     4.25%**                  10/02/97         1,350       1,350,000
   Ohio IDRB (Ashley Ward, Inc.
     Project) Series 1997 DN
     4.35%**                  10/07/97         2,000       2,000,000
   Ohio State Solid Waste Disposal
     RB (USG Corp. Project)
     Series 1997 DN
     4.00%**                  10/07/97         3,000       3,000,000


See accompanying notes to financial statements.

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio Water Authority Solid Waste
     Disposal RB (American Steel &
     Wire Corp. Project) Series 1995 DN
     4.30%**                  10/07/97        $8,100     $ 8,100,000
   Ohio Water Development Authority
     Refunding RB (Timken Co. Project)
     Series 1992 DN
     4.15%**                  10/07/97         3,000       3,000,000
   Portage County IDRB (Action Super
     Abrasive Project) Series 1996 DN
     4.25%**                  10/07/97         1,170       1,170,000
   Portage County IDRB (Lovejoy
     Industries Project) Series 1994 DN
     4.30%**                  10/07/97         1,475       1,475,000
   Solon IDRB (Cleveland Twist Drill Co.
     Project) Series 1995 DN
     4.30%**                  10/07/97         1,800       1,800,000
   Stark County GO Series 1996 BAN
     4.10%                    10/16/97         1,000       1,000,091
   Strongsville GO Series 1996 BAN
     3.90%                    12/18/97         1,000       1,000,515
   Strongsville IDRB (Web Plastics
     Company Project) Series 1997 DN
     4.25%**                  10/07/97         1,370       1,370,000
   Summit County IDRB (Austin Printing
     Co., Inc. Project) Series 1994 DN
     4.25%**                  10/07/97           545         545,000
   Summit County IDRB (Forest
     Manufacturing Project)
     Series 1994 DN
     4.20%**                  10/02/97           500         500,000
   Toledo Ohio City School District GO
     Series 1997 BAN
     4.20%                    01/30/98         1,419       1,421,686
   Trumbull County IDRB (ATD Corp.
     Project) Series 1995 DN
     4.25%**                  10/07/97         1,910       1,910,000
   University of Cincinnati GO
     Series 1997 BAN
     4.04%                    03/19/98         1,280       1,281,971
   University of Cincinnati GO
     Series 1997Y BAN
     4.24%                    03/19/98         1,250       1,251,621
                                                        ------------


                                                           Value
                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $97,264,934*)                          99.5%    $ 97,264,934

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                   0.5%         509,937
                                              ------    ------------
NET ASSETS (Equivalent to $1.00
  per share based on 23,742,700
  Institutional shares, 58,167,692
  Service shares and 15,876,827
  Investor A shares outstanding)              100.0%    $ 97,774,871
                                              ======    ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($97,774,871 (DIVIDE) 97,787,219)                            $1.00
                                                               =====

----------
*    Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1997, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
                  PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS--99.9%
PENNSYLVANIA--93.4%
   Allegheny County RB (United States
     Steel Corp. Project)
     Series 1985 MB
     3.70%                    11/10/97       $ 5,000    $  5,000,000
   Allegheny County Higher Education
     Building Authority RB (University
     of Pittsburgh Project)
     Series 1985C DN
     3.95%**                  10/07/97         1,990       1,990,000
   Allegheny County Hospital
     Development Authority RB
     (Allegheny General Hospital Project)
     Series 1995B DN
     4.00%**                  10/01/97         3,700       3,700,000
     4.00%**                  10/07/97         5,100       5,100,000
   Allegheny County IDA RB
     (United Mobile Video Project)
     Series 1997 DN
     4.15%**                  10/02/97         2,000       2,000,000
   Allegheny County IDA PCRB
     (Duquesne Light Co. Project)
     Series 1990A MB
     3.70%                    02/05/98         5,000       5,000,000
   Allegheny County IDA Refunding
     PCRB (Duquesne Light Co. Project)
     Series 1992A MB
     3.65%                    10/30/97         8,000       8,000,000
   Allentown Redevelopment Authority
     Multi-Family Housing Refunding
     RB (Arcadia Associates Project)
     Series 1990 DN
     4.35%**                  10/07/97         6,000       6,000,000
   Beaver County IDA RB (Duquesne
     Light Co.; Beaver Valley Poject)
     Series 1990C MB
     3.65%                    10/31/97           930         930,000
   Beaver County IDA PCRB (Duquesne
     Light Co. Beaver Valley Project)
     Series 1997 MB
     3.80%                    11/21/97         2,500       2,500,000
     3.85%                    11/21/97         9,400       9,400,000
     3.70%                    12/19/97         1,000       1,000,000
     3.75%                    01/23/98         1,000       1,000,000
   Beaver County IDA Refunding PCRB
     (Atlantic Richfield Co. Project)
     Series 1995 DN
     4.15%**                  10/07/97         8,400       8,400,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co.; Beaver Valley
     Project) Series 1990A DN
     4.05%**                  10/07/97         3,300       3,300,000
   Beaver County IDA Refunding PCRB
     (Toledo Edison Project)
     Series 1992E TECP
     3.70%                    12/04/97        10,000      10,000,000
   Beaver County IDA Environmental
     Improvement RB (BASF Corp.
     Project) DN
     4.10%**                  10/07/97         1,900       1,900,000
   Bedford County IDA IDRB (Sepa, Inc.
     Facility Project) Series 1985 DN
     3.85%**                  10/07/97         3,000       3,000,000
   Bentworth School District GO
     Series 1997 MB
     3.75%                    03/15/98           310         310,000

                                              PAR
                              MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Berks County IDA RB (Beacon
     Container Corp. Project)
     Series 1997A DN
     3.75%**                  10/01/97       $ 2,600     $ 2,600,000
   Berks County IDA RB (Continental
     Assurance Co. Project)
     Series 1982 DN
     3.80%**                  10/07/97         7,000       7,000,000
   Berks County IDA Commercial
     Development Refunding RB
     (Sixth and Penn Street Project)
     Series 1988 DN
     4.15%**                  10/07/97           200         200,000
   Berks County IDA Manufacturing
     Facilities RB (Grafika Commercial
     Printing, Inc. Project) Series 1995 DN
     4.25%**                  10/07/97         1,045       1,045,000
   Berks County IDA RB (Citizens
     Utilities Co. Project) Series 1996 MB
     3.80%                    10/24/97         4,200       4,200,000
   Berks County IDA RB (Lutheran
     Home at Topton Project)
     Series 1995 DN
     4.05%**                  10/07/97         1,800       1,800,000
   Berks County IDA RB (Richard J.
     Caron Foundation Project)
     Series 1996 DN
     4.05%**                  10/01/97         2,000       2,000,000
   Bucks County IDA Environmental
     Refunding RB (USX Corp. Project)
     Series 1995 MB
     3.75%                    01/15/98         2,360       2,360,000
   Bucks County IDA RB (SHV Real
     Estate, Inc. Project)
     Series 1985 DN
     3.90%**                  10/07/97         2,200       2,200,000
   Bucks County IDA Refunding RB
     (Sundstrand Corp. Project)
     Series 1991 DN
     4.15%**                  10/07/97         1,505       1,505,000
   Cambria County IDA Resource
     Recovery RB (Cambria Cogen Co.
     Project) Series 1989V-1 DN
     4.15%**                  10/07/97        24,500      24,500,000
   Cambria County IDA Resource
     Recovery RB (Cambria Cogen Co.
     Project) Series 1989V-2 DN
     4.15%**                  10/07/97         4,300       4,300,000
   Cambria County IDA Resource
     Recovery RB (Cambria Cogen Co.
     Project) Series 1991V-1 DN
     4.15%**                  10/07/97           700         700,000
   Carbon County IDA Resource
     Recovery RB (Panther Creek
     Partners Project) Series 1990A MB
     3.85%                    11/21/97         3,200       3,200,000
     3.70%                    12/19/97        10,000      10,000,000
     3.80%                    02/27/98         8,355       8,355,000
   Carbon County IDA Resource
     Recovery RB (Panther Creek
     Partners Project) Series 1990B MB
     3.70%                    12/19/97         4,725       4,725,000
   Carbon County IDA Resource
     Recovery RB (Panther Creek
     Partners Project) Series 1991 MB
     3.85%                    11/21/97           300         300,000

See accompanying notes to financial statements.

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Carbon County IDA Resource
     Recovery RB (Panther Creek
     Partners Project) Series 1991A MB
     3.70%                    12/19/97       $ 4,535    $  4,535,000
   Carbon County IDA Resource
     Recovery RB (Panther Creek
     Partners Project) Series 1997 MB
     3.80%                    12/19/97         1,545       1,545,000
   Cumberland County IDA IDRB
     (Lane Enterprises, Inc. Project)
     Series 1994 DN
     4.25%**                  10/07/97           830         830,000
   Cumberland County Municipal
     Authority RB (Presbyterian Homes
     Project) Series 1993A DN
     4.10%**                  10/07/97         6,000       6,000,000
   Delaware County RB (Philadelphia
     Electric Co. Project) Series 1997 MB
     3.80%                    10/10/97         3,600       3,600,000
   Delaware County IDA Airport
     Facilities RB (United Parcel Service
     Project) Series 1985 DN
     3.80%**                  10/01/97         2,900       2,900,000
   Delaware County IDA PCRB
     (B.P. Oil, Inc. Project)
     Series 1985 DN
     3.90%**                  10/01/97           300         300,000
   Delaware County IDA PCRB
     (B.P. Oil, Inc. Project)
     Series 1995 DN
     3.90%**                  10/01/97           650         650,000
   Delaware County IDA Refunding
     PCRB (PECO Energy Project)
     Series 1993A DN
     3.75%**                  10/07/97         3,000       3,000,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984A DN
     4.00%**                  10/07/97           100         100,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984B DN
     4.00%**                  10/07/97         1,500       1,500,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984D DN
     4.00%**                  10/07/97           300         300,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984E DN
     4.00%**                  10/07/97         1,595       1,595,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985B DN
     4.15%**                  10/07/97         3,000       3,000,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1986 DN
     4.15%**                  10/07/97         5,225       5,225,000
   Elk County IDA Solid Waste RB
     (Williamette Industries, Inc. Project)
     Series 1992 DN
     4.20%**                  10/07/97        13,000      13,000,000
   Emmaus General Authority RB Pooled
     Loan Series 1989B-15 DN
     4.15%**                  10/07/97         2,100       2,100,000

                                              PAR
                              MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Emmaus General Authority RB Pooled
     Loan Series 1989B-17 DN
     4.15%**                  10/07/97       $ 7,000     $ 7,000,000
   Emmaus General Authority RB Pooled
     Loan Series 1989F-10 DN
     4.15%**                  10/07/97         1,000       1,000,000
   Emmaus General Authority RB Pooled
     Loan Series 1989G-1 DN
     4.15%**                  10/07/97         7,100       7,100,000
   Emmaus General Authority RB Pooled
     Loan Series 1989G-9 DN
     4.15%**                  10/07/97         1,300       1,300,000
   Emmaus General Authority RB Pooled
     Loan Series 1989H-6 DN
     4.20%**                  10/07/97         2,800       2,800,000
   Emmaus General Authority RB Pooled
     Loan Series 1989H-8 DN
     4.15%**                  10/07/97           400         400,000
   Emmaus General Authority RB Pooled
     Loan Series 1996 DN
     4.05%**                  10/07/97         4,500       4,500,000
   Erie County RB (Reed Manufacturing
     Project) Series 1997 DN
     3.95%**                  10/07/97         1,500       1,500,000
   Geisinger Authority Health System RB
     Series 1992B DN
     3.90%**                  10/01/97         2,000       2,000,000
   Indiana County IDA RB (Conemaugh
     Project) Series 1997A DN
     4.15%**                  10/07/97        10,100      10,100,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1984 DN
     3.75%**                  10/07/97           800         800,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1985A DN
     3.90%**                  10/07/97         1,300       1,300,000
   Lehigh County Sewer Authority RB
     Series 1985B DN
     4.10%**                  10/07/97         1,970       1,970,000
   Lehigh County Water Authority RB
     Series 1984 DN
     4.10%**                  10/07/97         2,345       2,345,000
   Littlestown IDA Refunding RB
     (Hanover House Industries Project)
     Series 1987 DN
     4.10%**                  10/07/97         8,000       8,000,000
   Monroe County IDA (United Steel
     Enterprises Project)
     Series 1996A DN
     4.25%**                  10/07/97         1,990       1,990,000
   Montgomery County GO
     Series 1996 DN
     3.75%**                  10/07/97         1,400       1,400,000
   Montgomery County Higher Education
     and Health Authority Hospital RB
     Series 1988 DN
     4.10%**                  10/07/97         3,000       3,000,000
   Montgomery County Higher Education
     and Health Authority RB
     (Penn H. E. & Health Loan Program)
     Series 1997A DN
     4.05%**                  10/07/97         2,000       2,000,000


See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Montgomery County IDA IDRB (Three
     Valley Square Associates Project)
     Series 1987 DN
     4.15%**                  10/07/97       $ 2,800     $ 2,800,000
   Montgomery County IDA
     Manufacturing Facilities RB
     (H.P. Cadwallander, Inc. Project)
     Series 1995 DN
     4.25%**                  10/07/97           900         900,000
   Montgomery County IDA RB (Apple
     Fresh Foods, Ltd. Project)
     Series 1996 DN
     4.25%**                  10/07/97         1,000       1,000,000
   Montgomery County IDA RB
     (One Valley Square Project)
     Series 1985 DN
     4.15%**                  10/07/97         1,800       1,800,000
   Montgomery County IDA RB
     (PECO Energy Project)
     Series 1997 DN
     3.90%**                  10/02/97         2,490       2,489,996
   Northampton County IDA IDRB
     (Citizens Utilities Project)
     Series 1991 MB
     3.75%                    10/08/97         2,000       2,000,000
     3.80%                    10/24/97         2,000       2,000,000
   Northampton County IDA IDRB
     (Citizens Utilities Project)
     Series 1996 DN
     4.00%**                  10/07/97         8,375       8,375,000
   Northeastern Hospital and
     Education Authority Health Care
     RB (Wyoming Valley Health Care
     Project) Series 1994A DN
     4.05%**                  10/07/97         9,100       9,100,000
   Northeastern Hospital and
     Education Authority RB
     (Allhealth Pooled Financing Program)
     Series 1996 DN
     4.15%**                  10/07/97        12,000      12,000,000
   Northumberland County IDA RB
     (Furman Farms, Inc. Project)
     Series 1995A DN
     4.25%**                  10/07/97         1,225       1,225,000
   Northumberland County IDA
     Resource Recovery RB (Foster
     Wheeler Mt. Carmel Project)
     Series 1987A DN
     4.15%**                  10/07/97         3,805       3,805,000
   Northumberland County IDA
     Resource Recovery RB (Foster
     Wheeler Mt. Carmel Project)
     Series 1987B DN
     4.15%**                  10/07/97           590         590,000
   Oil City School District BAN
     Series 1997 MB
     3.95%                    08/27/98         1,000       1,000,000
   Pennsylvania BAN
     Series 1997A TECP
     3.50%                    10/09/97         2,200       2,200,000
   Pennsylvania Economic Development
     Financing Authority RB (Wendt
     Dunnington Co. Project)
     Series 1995 DN
     4.05%**                  10/07/97         1,080       1,080,000

                                              PAR
                              MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Economic
     Development Financing
     Authority Retirement Facility RB
     (Homewood Retirement Centers
     Project) Series 1992 DN
     3.84%**                  10/07/97       $ 6,200     $ 6,200,000
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg
     Project) Series 1986 DN
     4.20%**                  10/07/97        11,860      11,860,000
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg
     Project) Series 1988 DN
     4.20%**                  10/07/97         2,900       2,900,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986A DN
     4.20%**                  10/01/97        12,750      12,750,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986C DN
     4.20%**                  10/07/97         3,800       3,800,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1988A DN
     4.10%**                  10/07/97         1,300       1,300,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1988B DN
     4.10%**                  10/07/97        10,000      10,000,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1988C DN
     4.10%**                  10/07/97         1,700       1,700,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1988E DN
     4.10%**                  10/07/97           100         100,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1994A DN
     4.10%**                  10/01/97        22,750      22,750,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1995A DN
     4.10%**                  10/07/97         3,000       3,000,000
   Pennsylvania Higher Educational
     Facilities Authority RB (Carnegie
     Mellon University Project)
     Series 1995C DN
     3.90%**                  10/07/97         1,400           1,400
   Pennsylvania Higher Educational
     Facilities Authority College and
     University RB (Pennsylvania
     College of Optometry Project)
     Series 1996 DN
     3.95%**                  10/07/97         6,800       6,800,000
   Pennsylvania Higher Educational
     Facilities Authority RB (University
     of Pennsylvania Health Services
     Project) Series 1996C DN
     4.05%**                  10/07/97         1,000       1,000,000


See accompanying notes to financial statements.

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Higher Education RB
     (Allegheny College Project)
     Series 1997 DN
     4.15%**                  10/07/97       $ 1,000     $ 1,000,000
   Philadelphia GO Series 1990 TECP
     3.65%                    10/09/97        10,000      10,000,000
   Philadelphia Hospital and Higher
     Education Facilities Authority RB
     (Children's Hospital of Philadelphia
     Project) Series 1992 DN
     3.90%**                  10/01/97           700         700,000
   Philadelphia Hospital and Higher
     Education Facilities Authority RB
     (Children's Hospital of Philadelphia
     Project) Series 1996A DN
     3.90%**                  10/01/97         5,600       5,600,000
   Philadelphia IDA RB (30th Street
     Station Project) Series 1987 DN
     4.20%**                  10/07/97         6,900       6,900,000
   Philadelphia Redevelopment Authority
     Multi-Family Housing RB (Franklin
     Town Towers Project)
     Series 1985 DN
     4.10%**                  10/07/97         3,800       3,800,000
   Pottstown Borough Sewer Authority
     RB Series 1996 MB
     4.00%                    11/01/97           660         660,188
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985A DN
     4.10%**                  10/07/97           100         100,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985F DN
     4.10%**                  10/07/97         4,900       4,900,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985H DN
     4.10%**                  10/07/97           890         890,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985J DN
     4.10%**                  10/07/97         4,925       4,925,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985K DN
     4.10%**                  10/07/97           200         200,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985L DN
     4.10%**                  10/07/97         1,600       1,600,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985M DN
     4.10%**                  10/07/97         1,000       1,000,000
   Schuylkill County IDA (Pine Grove
     Landfill Project) Series 1995 DN
     4.00%**                  10/07/97         3,000       3,000,000
   Schuylkill County IDA IDRB (Craftex
     Mills Project) Series 1996 DN
     4.25%**                  10/07/97         2,250       2,250,000

                                              PAR
                              MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Schuylkill County IDA IDRB (Kaytee
     Products, Inc. Project)
     Series 1995 DN
     4.25%**                  10/07/97       $ 4,000     $ 4,000,000
   Schuylkill County IDA Resource
     Recovery RB (Gilberton Power
     Project) Series 1985 DN
     4.15%**                  10/07/97         5,000       5,000,000
   Schuylkill County IDA Resource
     Recovery RB (Northeastern Power
     Co. Project) Series 1997 DN
     3.90%**                  10/07/97         4,800       4,800,000
   Scranton-Lackawana Health &
     Welfare Authority RB (Mercy
     Health System Project)
     Series 1996A DN
     4.05%**                  10/07/97         3,400       3,400,000
   Venango IDA Resource Recovery
     RB (Scrubgrass Project)
     Series 1990A MB
     3.85%                    11/21/97           300         300,000
     3.80%                    12/19/97           300         300,000
   Venango IDA Resource Recovery
     RB (Scrubgrass Project)
     Series 1990B MB
     3.85%                    11/21/97         1,650       1,650,000
     3.70%                    12/19/97         5,285       5,285,000
     3.80%                    12/19/97         4,500       4,500,000
     3.80%                    02/27/98         3,715       3,715,000
   Venango IDA Resource Recovery
     RB (Scrubgrass Project)
     Series 1993 MB
     3.85%                    11/21/97         8,385       8,385,000
   Washington County Authority
     Lease RB Series 1985 DN
     4.10%**                  10/01/97        11,000      11,000,000
   York County Hospital Authority RB
     (Homewood Retirement Centers
     of The United Church of Christ, Inc.
     Project) Series 1990 DN
     3.84%**                  10/07/97         8,250       8,250,000
   York County IDA IDRB (Allied Signal,
     Inc. Project) Series 1993 DN
     4.20%**                  10/07/97         1,000       1,000,000
   York County IDA PCRB (PECO Energy
     Co. Project) Series 1993A DN
     3.75%**                  10/07/97         4,200       4,200,000
   York General Authority Pooled
     Financing RB Series 1996 DN
     4.05%**                  10/07/97         3,200       3,200,000
                                                       -------------
                                                         524,640,184
                                                       -------------
PUERTO RICO--6.5%
   Puerto Rico Government
     Development Bank Refunding RB
     Series 1985 DN
     3.70%**                  10/07/97        22,800      22,800,000
   Puerto Rico Highway and
     Transportation Authority Highway
     RB Series 1993X DN
     3.70%**                  10/07/97         1,700       1,700,000


See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Ana G. Mendez Foundation Project)
     Series 1985 DN
     4.10%**                  10/07/97       $ 8,100    $  8,100,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Reynolds Metals Co. Project)
     Series 1983 MB
     3.80%                    09/01/98         3,850       3,851,630
                                                        ------------
                                                          36,451,630
                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $561,091,814*)                         99.9%     561,091,814

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                   0.1%         761,726
                                              ------   -------------
NET ASSETS (Equivalent to $1.00 per
  share based on 229,166,653 Institutional
  shares, 234,483,714 Service shares and
  98,218,141 Investor A shares outstanding)   100.0%    $561,853,540
                                              ======    ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($561,853,540 (DIVIDE) 561,868,508)                          $1.00
                                                               =====

---------------
*    Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1997, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                    VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS--99.8%
VIRGINIA--95.9%
   Alexandria IDA RB (Super & Curr
     Project) Series 1997 DN
     4.00%**                  10/07/97        $2,500     $  2,500,000
   Alexandria IDA Resource Recovery
     RB (Alexandria Arlington
     Waste-to-Energy Facility Project)
     Series 1986A DN
     3.95%**                  10/01/97           400          400,000
   Alexandria Redevelopment and Housing
     Authority Multi-Family Housing RB
     (Buckingham Village Apartments
     Project) Series 1996B DN
     4.10%**                  10/07/97         2,000        2,000,000
   Arlington County GO Series 1991 MB
     5.70%                    12/01/97           650          652,049
   Bedford County IDA RB (Nekoosa
     Packaging Corp. Project)
     Series 1997 DN
     4.20%**                  10/02/97         2,000        2,000,000
   Brunswick County IDA Exempt Facility
     RB (Aegis Waste Solutions, Inc.
     Project) Series 1996 DN
     4.25%**                  10/07/97         1,000        1,000,000
   Capital Region Airport Commission
     RB (Richmond International Airport
     Project) Series 1995C DN
     4.10%**                  10/07/97         1,465        1,465,000
   Charles County IDA Exempt Facility
     RB (Chambers Development of
     Virginia, Inc. Project) Series 1989 DN
     4.05%**                  10/07/97         1,100        1,100,000
   Charles County IDA Solid Waste
     Disposal Facilities RB (Chambers
     Development of Virginia, Inc.
     Project) Series 1996 DN
     4.05%**                  10/07/97         1,500        1,500,000
   Chesterfield County IDA PCRB
     (Virginia Electric & Power Co. Project)
     Series 1985 MB
     3.90%                    11/07/97           500          500,000
   Fairfax County Economic Development
     Authority RB (Foreman Development
     Associates Project) Series 1996 DN
     4.10%**                  10/07/97         2,550        2,550,000
   Fairfax County IDA RB (Fairfax Hospital
     System Project) Series 1988A DN
     4.05%**                  10/01/97         1,100        1,100,000
   Fairfax County IDA RB (Fairfax Hospital
     System Project) Series 1988C DN
     4.05%**                  10/01/97           300          300,000
   Fairfax County IDA RB (Inova Health &
     Hospital Systems Project)
     Series 1993B MB
     3.75%                    10/23/97         3,000        3,000,000
   Greensville County IDA IDRB (Perdue
     Farms, Inc. Project) Series 1986 DN
     4.25%**                  10/01/97         1,600        1,600,000
   Halifax County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1992 MB
     3.80%                    11/10/97         2,000        2,000,000
   Hampton Redevelopment & Housing
     Authority Multi-Family Housing
     Refunding RB (Avalon at Hampton
     Project) Series 1996A DN
     4.00%**                  10/01/97         2,560        2,560,000

                                              PAR
                              MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   King George County IDA Exempt
     Facility RB (Birchwood Power
     Partners Project) Series 1995 DN
     4.05%**                  10/01/97       $ 6,700      $ 6,700,000
   King George County IDA Exempt
     Facility RB (Birchwood Power
     Partners Project) Series 1996 DN
     4.05%**                  10/01/97           500          500,000
   King George County IDA Exempt
     Facility RB (Birchwood Power
     Partners Project) Series 1997 DN
     4.05%**                  10/01/97         2,900        2,900,000
   King George County IDA Solid Waste
     Disposal Facility RB (Garnet of
     Virginia, Inc. Project) Series 1996 DN
     4.20%**                  10/02/97         1,500        1,500,000
   Louden County IDA Residential Care
     Facility RB (Falcons Landing Project)
     Series 1994B DN
     4.35%**                  10/01/97         2,500        2,500,000
   Louisa IDA PCRB (Virginia Electric &
     Power Co. Project) Series 1985 MB
     3.80%                    02/27/98           100          100,000
   Lynchburg IDA Hospital Facilities RB
     (VHA Mid-Atlantic States Capital
     Asset Finance Program)
     Series 1985B DN
     4.15%**                  10/01/97           900          900,000
   Metropolitan Washington D.C. Airports
     Authority Passenger Facility Flexible
     Term Notes TECP
     3.95%                    01/23/98         1,000        1,000,000
     3.82%                    03/13/98         3,000        3,000,000
   Peninsula Ports Authority of Virginia
     Coal Terminal RB (Dominion
     Terminal Associates Project)
     Series 1987D DN
     3.90%**                  10/01/97           500          500,000
   Peninsula Ports Authority of Virginia
     Port Facility Refunding RB (CSX
     Transportation, Inc. Project)
     Series 1992 DN
     3.70%**                  11/10/97         1,000        1,000,000
   Prince William County IDA RB
     (Colonial Investments Facility
     Project) Series 1996 MB
     4.10%                    10/01/97         3,295        3,295,000
   Prince William County IDA PCRB
     (Virginia Electric & Power Co.
     Project) Series 1986 MB
     3.90%                    11/07/97           300          300,000
   Richmond IDA RB (Halifax Paper
     Board Co. Project) Series 1990 DN
     4.25%**                  10/07/97           510          510,000
   Richmond IDA RB (PM Beef Project)
     Series 1997 DN
     4.40%**                  10/07/97         3,000        3,000,000
   Roanoke IDA Hospital RB (Carillon
     Health System Project)
     Series 1995B DN
     4.00%**                  10/07/97           500          500,000
   Roanoke IDA Hospital RB
     (Carillon Health System Project)
     Series 1995C DN
     4.00%**                  10/07/97         1,300        1,300,000


See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
              VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                              PAR
AS OF SEPTEMBER 30, 1997      MATURITY       (000)         VALUE
                              --------      --------   -------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Roanoke IDA Hospital RB
     (Carillon Health System Project)
     Series 1995D DN
     4.00%**                  10/07/97        $  685      $   685,000
   Rockingham County IDA Higher
     Education Facilities RB (Eastern
     Mennonite University Project)
     Series 1995 DN
     4.05%**                  10/01/97         1,320        1,320,000
   South Hill IDA IDRB (South Hill Veneers,
     Inc. Project) Series 1987 DN
     4.20%**                  10/07/97           300          300,000
   Suffolk County GO Series 1996 MB
     4.50%                    06/01/98         2,000        2,000,519
   Virginia College Building Authority
     Educational Facilities RB
     (University of Richmond Project)
     Series 1996 DN
     3.95%**                  10/01/97         1,000        1,000,000
   Virginia Housing Development
     Authority Housing RB (AHC Service
     Corp. Woodbury Park Project)
     Series 1987A DN
     4.15%**                  10/07/97         1,070        1,070,000
   Virginia Resource Authority RB
     (Henrico County Project)
     Series 1997 DN
     4.00%**                  10/07/97         2,000        2,000,000
   Virginia Small Business Financing
     Authority IDRB (Coastal
     Development Group Project)
     Series 1989 DN
     4.25%**                  10/07/97           195          195,000
   Virginia State Transportation Board RB
     (U.S. Route 28 Project)
     Series 1988 MB
     7.80%                    03/01/98         1,750        1,812,586
   York County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1985 MB
     3.90%                    11/07/97           200          200,000
                                                          ----------
                                                           66,315,154
                                                          ----------
PUERTO RICO--3.9%
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Ana G. Mendez Foundation
     Project) Series 1985 DN
     4.10%**                  10/07/97           600          600,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Key Pharmaceuticals Project)
     Series 1983 MB
     3.75%                    12/01/97         1,500        1,500,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Reynolds Metals Co. Project)
     Series 1983 MB
     3.80%                    09/01/98           600          600,000
                                                          -----------
                                                            2,700,000
                                                          -----------


                                                             Value
                                                          -----------
TOTAL INVESTMENTS IN SECURITIES
(Cost $69,015,154*)                            99.8%      $69,015,154

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                   0.2%          158,864
                                              ------      -----------
NET ASSETS (Equivalent to $1.00 per
  share based on 62,834,568 Institutional
  shares, 5,244,071 Service shares and
  1,095,549 Investor A shares outstanding)    100.0%      $69,174,018
                                              ======      ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($69,174,018 (DIVIDE) 69,174,188)                             $1.00
                                                                =====

-------------
*    Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1997, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

INVESTMENT ABBREVIATIONS
   BAN .................................................. Bond Anticipation Note
   DN .............................................................. Demand Note
   GO ....................................................... General Obligation
   IDA ........................................ Industrial Development Authority
   IDR .......................................... Industrial Development Revenue
   IDRB .................................... Industrial Development Revenue Bond
   MB ........................................................... Municipal Bond
   PCR ............................................... Pollution Control Revenue
   PCRB ......................................... Pollution Control Revenue Bond
   RAN ............................................... Revenue Anticipation Note
   RB ............................................................. Revenue Bond
   TAN ................................................... Tax Anticipation Note
   TECP ............................................ Tax-Exempt Commercial Paper
   TRAN ...................................... Tax and Revenue Anticipation Note

See accompanying notes to financial statements.

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


                             STATEMENT OF OPERATIONS

                                                                                 New Jersey   North Carolina
                                                    U.S. Treasury   Municipal     Municipal      Municipal
                                       Money Market  Money Market  Money Market  Money Market  Money Market
FOR THE YEAR ENDED SEPTEMBER 30, 1997   Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                      ------------- ------------- ------------- -------------  -------------
INVESTMENT INCOME:
Interest ............................. $149,601,144   $57,398,424   $14,115,234    $4,338,822     $5,608,212
                                       ------------   -----------   -----------    ----------     ----------
EXPENSES:
Investment advisory fee ..............   11,003,972     4,707,697     1,729,929       551,059        695,693
Administration fee ...................    3,968,041     1,772,622       691,972       220,424        277,277
Custodian fee ........................      433,417       182,122        84,066        31,646         39,678
Transfer agent fee ...................      826,913       350,165       146,677        56,837         71,477
Service fees .........................    4,851,032     2,559,595       986,715       282,827         31,579
Distribution fees ....................      883,561        97,348        15,265       113,916            795
Legal and audit ......................      403,854        87,526        29,642        20,839         14,405
Printing .............................      124,978        47,145        17,424         9,005          9,879
Registration fees
  and expenses .......................       72,246        32,694        44,472        28,192         13,282
Trustees' fees and officer's
  salary .............................       53,508        24,226         7,290         2,146          2,942
Other ................................      117,341        49,092         9,584        17,892         10,589
                                       ------------   -----------   -----------    ----------     ----------
                                         22,738,863     9,910,232     3,763,036     1,334,783      1,167,596
Less fees voluntarily waived
  and expenses reimbursed ............   (8,675,234)   (4,012,311)   (1,574,139)     (543,254)      (693,332)
                                       ------------   -----------   -----------    ----------     ----------
  Total expenses .....................   14,063,629     5,897,921     2,188,897       791,529        474,264
                                       ------------   -----------   -----------    ----------     ----------
Net investment income ................  135,537,515    51,500,503    11,926,337     3,547,293      5,133,948
                                       ------------   -----------   -----------    ----------     ----------
Net realized gain (loss)
  on investments .....................      (13,172)      121,380        (1,471)       (1,750)            --
                                       ------------   -----------   -----------    ----------     ----------
Net increase in net assets
  resulting from operations .......... $135,524,343   $51,621,883   $11,924,866    $3,545,543     $5,133,948
                                       ============   ===========   ===========    ==========     ==========

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]


                                          Ohio      Pennsylvania    Virginia
                                        Municipal     Municipal     Municipal
                                       Money Market  Money Market Money Market
FOR THE YEAR ENDED SEPTEMBER 30, 1997   Portfolio     Portfolio     Portfolio
                                      ------------- ------------- ------------
INVESTMENT INCOME:
Interest .............................   $4,124,780   $19,513,862  $2,226,800
                                         ----------   -----------  ----------
EXPENSES:
Investment advisory fee ..............      501,890     2,426,843     271,586
Administration fee ...................      200,756       968,233     108,634
Custodian fee ........................       29,895       105,303      19,790
Transfer agent fee ...................       45,012       191,072      32,870
Service fees .........................      170,140       722,708      31,084
Distribution fees ....................       45,746       431,776       1,939
Legal and audit ......................       11,851        44,560      10,277
Printing .............................        5,023        34,369       3,761
Registration fees
  and expenses .......................       17,390         3,987      13,689
Trustees' fees and officer's
  salary .............................        2,144        11,371       1,183
Other ................................        7,933        19,283      22,554
                                         ----------   -----------  ----------
                                          1,037,780     4,959,505     517,367
Less fees voluntarily waived
  and expenses reimbursed ............     (473,194)   (2,157,472)   (356,030)
                                         ----------   -----------  ----------
  Total expenses .....................      564,586     2,802,033     161,337
                                         ----------   -----------  ----------
Net investment income ................    3,560,194    16,711,829   2,065,463
                                         ----------   -----------  ----------
Net realized gain (loss)
  on investments .....................       (4,223)       (3,354)         --
                                         ----------   -----------  ----------
Net increase in net assets
  resulting from operations ..........   $3,555,971   $16,708,475  $2,065,463
                                         ==========   ===========  ==========


See accompanying notes to financial statements.

                                     24-25

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]



                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  U.S. Treasury                  Municipal
                                                  Money Market Portfolio      Money Market Portfolio       Money Market Portfolio
                                             ----------------------------- ----------------------------- -------------------------
                                                For the        For the        For the        For the       For the      For the
                                               Year Ended     Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                                 9/30/97        9/30/96        9/30/97        9/30/96       9/30/97      9/30/96
                                             -------------- -------------- -------------- -------------- ------------ ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................. $  135,537,515 $  120,493,971  $  51,500,503  $  57,098,743 $ 11,926,337 $ 10,664,825
    Net realized gain (loss) on
       investments .........................        (13,172)       143,906        121,380       (262,952)      (1,471)      39,648
                                             -------------- -------------- -------------- -------------- ------------ ------------
  Net increase in net assets resulting
    from operations ........................    135,524,343    120,637,877     51,621,883     56,835,791   11,924,866   10,704,473
                                             -------------- -------------- -------------- -------------- ------------ ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ...................    (44,007,087)   (35,226,973)    (8,997,921)    (8,587,203)  (1,739,614)  (1,608,121)
    Service Shares .........................    (80,683,555)   (80,301,220)   (41,357,884)   (48,192,461) (10,075,399)  (9,049,712)
    Investor A Shares ......................    (10,833,065)    (4,962,819)    (1,144,698)      (319,079)    (111,309)      (6,992)
    Investor B Shares ......................         (7,259)        (2,959)            --             --           --           --
    Investor C Shares ......................         (6,549)            --             --             --          (15)          --
                                             -------------- -------------- -------------- -------------- ------------ ------------
    Total distribution from net
      investment income ....................   (135,537,515)  (120,493,971)   (51,500,503)   (57,098,743) (11,926,337) (10,664,825)
                                             -------------- -------------- -------------- -------------- ------------ ------------
Distributions to shareholders from:
  Net realized gains:
    Institutional Shares ...................         (9,442)            --             --         (2,194)          --           --
    Service Shares .........................        (21,525)            --             --         (8,923)          --           --
    Investor A Shares ......................         (2,469)            --             --            (28)          --           --
    Investor B Shares ......................             --             --             --             --           --           --
    Investor C Shares ......................            (12)            --             --             --           --           --
                                             -------------- -------------- -------------- -------------- ------------ ------------
    Total distribution from net
      realized gains .......................        (33,448)            --             --        (11,145)          --           --
                                             -------------- -------------- -------------- -------------- ------------ ------------
    Total distributions to shareholders ....   (135,570,963)  (120,493,971)   (51,500,503)   (57,109,888) (11,926,337) (10,664,825)
                                             -------------- -------------- -------------- -------------- ------------ ------------
Capital share transactions .................    420,175,271    466,501,738    (91,771,684)   460,767,915   87,735,153  (12,063,434)
                                             -------------- -------------- -------------- -------------- ------------ ------------
    Total increase (decrease) in
      net assets ...........................    420,128,651    466,645,644    (91,650,304)   460,493,818   87,733,682  (12,023,786)
Net assets:
  Beginning of period ......................  2,325,031,390  1,858,385,746  1,133,277,866    672,784,048  307,403,502  319,427,288
                                             -------------- -------------- -------------- -------------- ------------ ------------
  End of period ............................ $2,745,160,041 $2,325,031,390 $1,041,627,562 $1,133,277,866 $395,137,184 $307,403,502
                                             ============== ============== ============== ============== ============ ============

                                                          New Jersey Municipal             North Carolina Municipal
                                                         Money Market Portfolio             Money Market Portfolio
                                             --------------------------------------------- ------------------------
                                               For the       For the          For the        For the      For the
                                              Year Ended   Period 2/1/96    Period 3/1/95   Year Ended   Year Ended
                                                9/30/97   Through 9/30/96  Through 1/31/96    9/30/97      9/30/96
                                             ------------ ---------------  ---------------  ----------   ----------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................. $  3,547,293   $ 1,515,951     $ 1,406,663   $  5,133,948  $ 3,151,297
    Net realized gain (loss) on
       investments .........................       (1,750)          529            (285)            --         (124)
                                             ------------   -----------     -----------   ------------ ------------
  Net increase in net assets resulting
    from operations ........................    3,545,543     1,516,480       1,406,378      5,133,948    3,151,173
                                             ------------   -----------     -----------   ------------ ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ...................     (145,925)      (32,970)         (5,649)    (4,808,688)  (2,984,694)
    Service Shares .........................   (2,765,162)   (1,161,646)     (1,388,324)*     (319,534)    (164,443)
    Investor A Shares ......................     (635,927)     (321,335)        (22,768)        (5,726)      (2,160)
    Investor B Shares ......................         (279)           --              --             --           --
    Investor C Shares ......................           --            --              --             --           --
                                             ------------   -----------     -----------   ------------ ------------
    Total distribution from net
      investment income ....................   (3,547,293)   (1,515,951)     (1,416,741)    (5,133,948)  (3,151,297)
                                             ------------   -----------     -----------   ------------ ------------
Distributions to shareholders from:
  Net realized gains:
    Institutional Shares ...................           --            --              --             --           --
    Service Shares .........................           --            --              --             --           --
    Investor A Shares ......................           --            --              --             --           --
    Investor B Shares ......................           --            --              --             --           --
    Investor C Shares ......................           --            --              --             --           --
                                             ------------   -----------     -----------   ------------ ------------
    Total distribution from net
      realized gains .......................           --            --              --             --           --
                                             ------------   -----------     -----------   ------------ ------------
    Total distributions to shareholders ....   (3,547,293)   (1,515,951)     (1,416,741)    (5,133,948)  (3,151,297)
                                             ------------   -----------     -----------   ------------ ------------
Capital share transactions .................   44,352,117     3,251,806      39,215,073     51,994,775   41,104,444
                                             ------------   -----------     -----------   ------------ ------------
    Total increase (decrease) in
      net assets ...........................   44,350,367     3,252,335      39,204,710     51,994,775   41,104,320
Net assets:
  Beginning of period ......................   86,067,045    82,814,710      43,610,000    119,670,846   78,566,526
                                             ------------   -----------     -----------   ------------ ------------
  End of period ............................ $130,417,412   $86,067,045     $82,814,710   $171,665,621 $119,670,846
                                             ============   ===========     ===========   ============ ============

                                                  Ohio Municipal      Pennsylvania Municipal      Virginia Municipal
                                              Money Market Portfolio  Money Market Portfolio    Money Market Portfolio
                                              ---------------------- ------------------------   ----------------------
                                               For the     For the     For the      For the      For the     For the
                                              Year Ended  Year Ended  Year Ended   Year Ended   Year Ended  Year Ended
                                                9/30/97     9/30/96     9/30/97      9/30/96      9/30/97     9/30/96
                                              ----------  ----------  ----------   ----------   ----------  ----------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................. $ 3,560,194 $ 2,352,595 $ 16,711,829 $ 15,949,886 $ 2,065,463 $ 1,407,218
    Net realized gain (loss) on
       investments .........................      (4,223)     (5,840)      (3,354)      (1,626)         --        (125)
                                             ----------- ----------- ------------ ------------ ----------- -----------
  Net increase in net assets resulting
    from operations ........................   3,555,971   2,346,755   16,708,475   15,948,260   2,065,463   1,407,093
                                             ----------- ----------- ------------ ------------ ----------- -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ...................  (1,473,315)   (821,771)  (6,828,405)  (7,707,679) (1,730,341) (1,123,148)
    Service Shares .........................  (1,760,658) (1,439,522)  (7,261,869)  (6,766,857)   (323,693)   (284,070)
    Investor A Shares ......................    (326,221)    (91,302)  (2,621,555)  (1,475,350)    (11,429)         --
    Investor B Shares ......................          --          --           --           --          --          --
    Investor C Shares ......................          --          --           --           --          --          --
                                             ----------- ----------- ------------ ------------ ----------- -----------
    Total distribution from net
      investment income ....................  (3,560,194) (2,352,595) (16,711,829) (15,949,886) (2,065,463) (1,407,218)
                                             ----------- ----------- ------------ ------------ ----------- -----------
Distributions to shareholders from:
  Net realized gains:
    Institutional Shares ...................          --          --           --           --          --          --
    Service Shares .........................          --          --           --           --          --          --
    Investor A Shares ......................          --          --           --           --          --          --
    Investor B Shares ......................          --          --           --           --          --          --
    Investor C Shares ......................          --          --           --           --          --          --
                                             ----------- ----------- ------------ ------------ ----------- -----------
    Total distribution from net
      realized gains .......................          --          --           --           --          --          --
                                             ----------- ----------- ------------ ------------ ----------- -----------
    Total distributions to shareholders ....  (3,560,194) (2,352,595) (16,711,829) (15,949,886) (2,065,463) (1,407,218)
                                             ----------- ----------- ------------ ------------ ----------- -----------
Capital share transactions .................  13,637,975  10,535,788   75,413,464  104,541,639  15,653,396  28,291,131
                                             ----------- ----------- ------------ ------------ ----------- -----------
    Total increase (decrease) in
      net assets ...........................  13,633,752  10,529,948   75,410,110  104,540,013  15,653,396  28,291,006
Net assets:
  Beginning of period ......................  84,141,119  73,611,171  486,443,430  381,903,417  53,520,622  25,229,616
                                             ----------- ----------- ------------ ------------ ----------- -----------
  End of period ............................ $97,774,871 $84,141,119 $561,853,540 $486,443,430 $69,174,018 $53,520,622
                                             =========== =========== ============ ============ =========== ===========

------------
* Service Shares includes all activity of the prior class of shares for all periods before January 13, 1996, the date of the merger.

See accompanying notes to financial statements.

                                     26-27

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]



                              FINANCIAL HIGHLIGHTS
                  For a Share Outstanding Throughout the Period


                               NET                                     DISTRIBUTIONS       NET                           NET
                              ASSET                    DISTRIBUTIONS     FROM NET         ASSET                        ASSETS
                              VALUE          NET         FROM NET        REALIZED         VALUE                        END OF
                            BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF           TOTAL        PERIOD
FOR THE PERIOD ENDED        OF PERIOD      INCOME         INCOME           GAINS         PERIOD          RETURN         (000)
==================================================================================================================================
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
9/30/97                       $1.00        $0.0529       $(0.0529)         $0.00          $1.00           5.42%     $  878,566
9/30/96                        1.00         0.0533        (0.0533)          0.00           1.00           5.46         587,730
9/30/95                        1.00         0.0564        (0.0564)          0.00           1.00           5.79         654,157
9/30/94                        1.00         0.0359        (0.0359)          0.00           1.00           3.64         502,972
8/2/93 1 through 9/30/93       1.00         0.0054        (0.0054)          0.00           1.00           0.54         435,586
SERVICE CLASS
9/30/97                       $1.00        $0.0499       $(0.0499)         $0.00          $1.00           5.11%     $1,610,315
9/30/96                        1.00         0.0503        (0.0503)          0.00           1.00           5.15       1,575,064
9/30/95                        1.00         0.0534        (0.0534)          0.00           1.00           5.48       1,194,017
9/30/94                        1.00         0.0333        (0.0333)          0.00           1.00           3.37         575,948
9/30/93                        1.00         0.0274        (0.0274)          0.00           1.00           2.77         415,328
INVESTOR A CLASS
9/30/97                       $1.00        $0.0491       $(0.0491)         $0.00          $1.00           5.02%     $  256,039
9/30/96                        1.00         0.0485        (0.0485)          0.00           1.00           4.96         162,099
9/30/95                        1.00         0.0511        (0.0511)          0.00           1.00           5.23          10,185
9/30/94                        1.00         0.0308        (0.0308)          0.00           1.00           3.12           4,342
1/13/93 1 through 9/30/93      1.00         0.0188        (0.0188)          0.00           1.00           1.89              49
INVESTOR B CLASS
9/30/97                       $1.00        $0.0424       $(0.0424)         $0.00          $1.00           4.32%     $      238
9/30/96                        1.00         0.0426        (0.0426)          0.00           1.00           4.34             138
9/15/95 1 through 9/30/95      1.00         0.0020        (0.0020)          0.00           1.00           0.20              27
INVESTOR C CLASS
10/17/96 1 through 9/30/97    $1.00        $0.0390       $(0.0390)         $0.00          $1.00           3.97%     $        2
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
9/30/97                       $1.00        $0.0515       $(0.0515)         $0.00          $1.00           5.27%     $  162,052
9/30/96                        1.00         0.0519        (0.0519)          0.00           1.00           5.32         167,193
9/30/95                        1.00         0.0555        (0.0555)          0.00           1.00           5.69         120,540
9/30/94                        1.00         0.0357        (0.0357)          0.00           1.00           3.63          37,519
8/2/93 1 through 9/30/93       1.00         0.0049        (0.0049)          0.00           1.00           0.49          13,513
SERVICE CLASS
9/30/97                       $1.00        $0.0485       $(0.0485)         $0.00          $1.00           4.93%     $  836,151
9/30/96                        1.00         0.0489        (0.0489)          0.00           1.00           5.00         955,454
9/30/95                        1.00         0.0525        (0.0525)          0.00           1.00           5.38         550,959
9/30/94                        1.00         0.0331        (0.0331)          0.00           1.00           3.36         372,883
9/30/93                        1.00         0.0269        (0.0269)          0.00           1.00           2.72         185,400
INVESTOR A CLASS
9/30/97                       $1.00        $0.0468       $(0.0468)         $0.00          $1.00           4.75%     $   43,425
9/30/96                        1.00         0.0467        (0.0467)          0.00           1.00           4.77          10,630
9/30/95                        1.00         0.0501        (0.0501)          0.00           1.00           5.13           1,285
9/30/94                        1.00         0.0309        (0.0309)          0.00           1.00           3.11           1,656
1/14/93 1 through 9/30/93      1.00         0.0183        (0.0183)          0.00           1.00           1.85              50
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
9/30/97                       $1.00        $0.0337       $(0.0337)         $0.00          $1.00           3.42%     $   58,747
9/30/96                        1.00         0.0339        (0.0339)          0.00           1.00           3.41          43,936
9/30/95                        1.00         0.0364        (0.0364)          0.00           1.00           3.70          53,778
9/30/94                        1.00         0.0246        (0.0246)          0.00           1.00           2.48          30,608
8/2/93 1 through 9/30/93       1.00         0.0040        (0.0040)          0.00           1.00           0.40          39,148

                                                                                        RATIO OF NET
                                              RATIO OF EXPENSES                       INVESTMENT INCOME
                                 RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                               AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
FOR THE PERIOD ENDED              ASSETS          WAIVERS)             ASSETS             WAIVERS)
=======================================================================================================
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
9/30/97                           0.32%             0.65%               5.30%              4.97%
9/30/96                           0.29              0.65                5.34               4.98
9/30/95                           0.27              0.64                5.66               5.28
9/30/94                           0.25              0.66                3.64               3.23
8/2/93 1 through 9/30/93          0.27 2            0.38 2              3.01 2             2.90 2
SERVICE CLASS
9/30/97                           0.61%             0.94%               4.99%              4.66%
9/30/96                           0.59              0.95                5.00               4.64
9/30/95                           0.57              0.94                5.35               4.98
9/30/94                           0.51              0.92                3.35               2.95
9/30/93                           0.59              0.70                2.73               2.62
INVESTOR A CLASS
9/30/97                           0.70%             1.03%               4.92%              4.59%
9/30/96                           0.74              1.10                4.81               4.45
9/30/95                           0.81              1.19                5.15               4.78
9/30/94                           0.75              1.16                3.39               2.98
1/13/93 1 through 9/30/93         0.67 2            0.78 2              2.62 2             2.51 2
INVESTOR B CLASS
9/30/97                           1.39%             1.72%               4.26%              3.93%
9/30/96                           1.36              1.73                4.18               3.82
9/15/95 1 through 9/30/95         1.34 2            1.72 2              4.58 2             4.20 2
INVESTOR C CLASS
10/17/96 1 through 9/30/97        1.50%2            1.83%2              4.01%2             3.68%2
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
9/30/97                           0.31%             0.69%               5.15%              4.77%
9/30/96                           0.29              0.69                5.18               4.78
9/30/95                           0.27              0.69                5.64               5.22
9/30/94                           0.25              0.70                3.69               3.24
8/2/93 1 through 9/30/93          0.25 2            0.38 2              3.01 2             2.88 2
SERVICE CLASS
9/30/97                           0.61%             0.99%               4.85%              4.47%
9/30/96                           0.59              0.99                4.84               4.45
9/30/95                           0.57              0.98                5.27               4.85
9/30/94                           0.52              0.97                3.42               2.97
9/30/93                           0.60              0.73                2.68               2.55
INVESTOR A CLASS
9/30/97                           0.78%             1.16%               4.70%              4.32%
9/30/96                           0.79              1.19                4.60               4.20
9/30/95                           0.80              1.21                5.03               4.62
9/30/94                           0.75              1.20                3.60               3.14
1/14/93 1 through 9/30/93         0.65 2            0.78 2              2.57 2             2.44 2
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
9/30/97                           0.31%             0.72%               3.36%              2.95%
9/30/96                           0.29              0.73                3.37               2.93
9/30/95                           0.27              0.71                3.64               3.20
9/30/94                           0.25              0.73                2.48               2.01
8/2/93 1 through 9/30/93          0.25 2            0.36 2              2.45 2             2.34 2


See accompanying notes to financial statements.

                                     28-29

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]



                        FINANCIAL HIGHLIGHTS (CONTINUED)
                  For a Share Outstanding Throughout the Period

                               NET                                     DISTRIBUTIONS       NET                           NET
                              ASSET                    DISTRIBUTIONS     FROM NET         ASSET                        ASSETS
                              VALUE          NET         FROM NET        REALIZED         VALUE                        END OF
                            BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF           TOTAL        PERIOD
FOR THE PERIOD ENDED        OF PERIOD      INCOME         INCOME           GAINS         PERIOD          RETURN         (000)
==================================================================================================================================
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
--------------------------------
SERVICE CLASS
9/30/97                        $1.00        $0.0307       $(0.0307)         $0.00          $1.00          3.11%       $327,910
9/30/96                         1.00         0.0309        (0.0309)          0.00           1.00          3.10         261,617
9/30/95                         1.00         0.0334        (0.0334)          0.00           1.00          3.39         265,629
9/30/94                         1.00         0.0219        (0.0219)          0.00           1.00          2.20         133,358
9/30/93                         1.00         0.0205        (0.0205)          0.00           1.00          2.10          93,937
INVESTOR A CLASS
9/30/97                        $1.00        $0.0290       $(0.0290)         $0.00          $1.00          2.93%       $  8,468
9/30/96                         1.00         0.0288        (0.0288)          0.00           1.00          2.88           1,851
9/30/95                         1.00         0.0311        (0.0311)          0.00           1.00          3.15              20
9/30/94                         1.00         0.0193        (0.0193)          0.00           1.00          1.95              41
11/02/92 1 through 9/30/93      1.00         0.0181        (0.0181)          0.00           1.00          1.83              15
INVESTOR C CLASS
9/12/97 1 through 9/30/97      $1.00        $0.0013       $(0.0013)         $0.00          $1.00          0.13%            $12
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/97                        $1.00        $0.0323       $(0.0323)         $0.00          $1.00          3.28%       $  7,432
2/1/96 through 9/30/96          1.00         0.0207        (0.0207)          0.00           1.00          2.09             614
1/16/96 1 through 1/31/96       1.00         0.0000        (0.0000)          0.00           1.00          3.07           4,195
SERVICE CLASS
9/30/97                        $1.00        $0.0293       $(0.0293)         $0.00          $1.00          2.96%       $101,294
2/1/96 through 9/30/96          1.00         0.0187        (0.0187)          0.00           1.00          1.89          68,139
3/1/95 through 1/31/96          1.00         0.0300        (0.0300)          0.00           1.00          3.23          56,958
2/28/95                         1.00         0.0200        (0.0200)          0.00           1.00          2.46          43,610
2/28/94                         1.00         0.0200        (0.0200)          0.00           1.00          1.79          39,408
2/28/93                         1.00         0.0200        (0.0200)          0.00           1.00          2.19          38,836
INVESTOR A CLASS
9/30/97                        $1.00        $0.0268       $(0.0268)         $0.00          $1.00          2.71%       $ 21,691
2/1/96 through 9/30/96          1.00         0.0175        (0.0175)          0.00           1.00          1.76          17,314
1/16/96 1 through 1/31/96       1.00         0.0000        (0.0000)          0.00           1.00          2.66          21,662
INVESTOR B CLASS
3/20/97 1 through 9/30/97      $1.00        $0.0077       $(0.0077)         $0.00          $1.00          0.77%            --5
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
9/30/97                        $1.00        $0.0334       $(0.0334)         $0.00          $1.00          3.39%       $147,658
9/30/96                         1.00         0.0338        (0.0338)          0.00           1.00          3.43         112,097
9/30/95                         1.00         0.0359        (0.0359)          0.00           1.00          3.65          76,673
9/30/94                         1.00         0.0249        (0.0249)          0.00           1.00          2.52          69,673
5/4/93 1 through 9/30/93        1.00         0.0097        (0.0097)          0.00           1.00          0.97          34,135
SERVICE CLASS
9/30/97                        $1.00        $0.0304       $(0.0304)         $0.00          $1.00          3.08%       $ 23,704
9/30/96                         1.00         0.0308        (0.0308)          0.00           1.00          3.12           7,463
11/1/94 4 through 9/30/95       1.00         0.0305        (0.0305)          0.00           1.00          3.11           1,841
4/29/94 1 through 9/30/94       1.00         0.0099        (0.0099)          0.00           1.00          0.99             --3
INVESTOR A CLASS
9/30/97                        $1.00        $0.0287       $(0.0287)         $0.00          $1.00          2.91%       $    304
9/30/96                         1.00         0.0286        (0.0286)          0.00           1.00          2.90             111
2/14/95 1 through 9/30/95       1.00         0.0194        (0.0194)          0.00           1.00          1.95              53

                                                                                     RATIO OF NET
                                           RATIO OF EXPENSES                       INVESTMENT INCOME
                              RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                             EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                            AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
FOR THE PERIOD ENDED           ASSETS          WAIVERS)             ASSETS             WAIVERS)
====================================================================================================
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
SERVICE CLASS
9/30/97                        0.61%             1.02%               3.06%              2.65%
9/30/96                        0.59              1.03                3.08               2.64
9/30/95                        0.57              1.01                3.35               2.91
9/30/94                        0.51              0.99                2.18               1.71
9/30/93                        0.61              0.72                2.02               1.91
INVESTOR A CLASS
9/30/97                        0.79%             1.20%               2.92%              2.51%
9/30/96                        0.77              1.21                2.80               2.36
9/30/95                        0.79              1.23                3.08               2.64
9/30/94                        0.75              1.23                2.05               1.58
11/02/92 1 through 9/30/93     0.72 2            0.83 2              2.23 2             2.12 2
INVESTOR C CLASS
9/12/97 1 through 9/30/97      1.32%2            1.73%2              2.63%2             2.22%2
---------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET
---------------------------------
INSTITUTIONAL CLASS
9/30/97                        0.32%             0.76%               3.27%              2.83%
2/1/96 through 9/30/96         0.29 2            0.78 2              3.07 2             2.58 2
1/16/96 1 through 1/31/96      0.29 2            0.78 2              3.07 2             2.58 2
SERVICE CLASS
9/30/97                        0.61%             1.05%               2.93%              2.49%
2/1/96 through 9/30/96         0.59 2            1.08 2              2.82 2             2.33 2
3/1/95 through 1/31/96         0.70 2            0.74 2              3.17 2             3.13 2
2/28/95                        0.63              0.70                2.46               2.39
2/28/94                        0.65              0.72                1.77               1.70
2/28/93                        0.73              0.76                2.17               2.14
INVESTOR A CLASS
9/30/97                        0.86%             1.30%               2.68%              2.24%
2/1/96 through 9/30/96         0.78 2            1.27 2              2.63 2             2.15 2
1/16/96 1 through 1/31/96      0.71 2            1.20 2              2.66 2             2.17 2
INVESTOR B CLASS
3/20/97 1 through 9/30/97      1.37%2            1.81%2              2.35%2             1.91%2
-------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET
-------------------------------------
INSTITUTIONAL CLASS
9/30/97                        0.28%             0.73%               3.34%              2.89%
9/30/96                        0.25              0.74                3.33               2.84
9/30/95                        0.21              0.74                3.61               3.08
9/30/94                        0.10              0.76                2.53               1.87
5/4/93 1 through 9/30/93       0.10 2            0.81 2              2.35 2             1.64 2
SERVICE CLASS
9/30/97                        0.60%             1.05%               3.04%              2.59%
9/30/96                        0.55              1.04                3.06               2.56
11/1/94 4 through 9/30/95      0.55 2            1.08 2              3.34 2             2.81 2
4/29/94 1 through 9/30/94      0.36 2            1.02 2              2.54 2             1.87 2
INVESTOR A CLASS
9/30/97                        0.76%             1.21%               2.88%              2.43%
9/30/96                        0.76              1.25                2.83               2.34
2/14/95 1 through 9/30/95      0.83 2            1.36 2              3.05 2             2.52 2

See accompanying notes to financial statements.

                                     30-31

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]



                        FINANCIAL HIGHLIGHTS (CONTINUED)
                  For a Share Outstanding Throughout the Period

                               NET                                     DISTRIBUTIONS       NET                           NET
                              ASSET                    DISTRIBUTIONS     FROM NET         ASSET                        ASSETS
                              VALUE          NET         FROM NET        REALIZED         VALUE                        END OF
                            BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF           TOTAL        PERIOD
FOR THE PERIOD ENDED        OF PERIOD      INCOME         INCOME           GAINS         PERIOD          RETURN         (000)
===================================================================================================================================
-------------------------------------------
OHIO MUNICIPAL MONEY MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/97                        $1.00        $0.0340       $(0.0340)         $0.00          $1.00          3.45%       $ 23,739
9/30/96                         1.00         0.0346        (0.0346)          0.00           1.00          3.52          32,944
9/30/95                         1.00         0.0363        (0.0363)          0.00           1.00          3.69          23,679
9/30/94                         1.00         0.0252        (0.0252)          0.00           1.00          2.55          10,521
6/10/93 1 through 9/30/93       1.00         0.0073        (0.0073)          0.00           1.00          0.73          12,026
SERVICE CLASS
9/30/97                        $1.00        $0.0310       $(0.0310)         $0.00          $1.00          3.15%       $ 58,160
9/30/96                         1.00         0.0316        (0.0316)          0.00           1.00          3.21          45,525
9/30/95                         1.00         0.0333        (0.0333)          0.00           1.00          3.38          49,857
9/30/94                         1.00         0.0225        (0.0225)          0.00           1.00          2.27          44,066
6/1/93 1 through 9/30/93        1.00         0.0074        (0.0074)          0.00           1.00          0.75          15,239
INVESTOR A CLASS
9/30/97                        $1.00        $0.0292       $(0.0292)         $0.00          $1.00          2.96%       $ 15,876
9/30/96                         1.00         0.0293        (0.0293)          0.00           1.00          2.98           5,672
9/30/95                         1.00         0.0310        (0.0310)          0.00           1.00          3.15              75
10/5/93 1 through 9/30/94       1.00         0.0199        (0.0199)          0.00           1.00          2.01              28
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
9/30/97                        $1.00        $0.0332       $(0.0332)         $0.00          $1.00          3.37%       $229,164
9/30/96                         1.00         0.0334        (0.0334)          0.00           1.00          3.40         198,822
9/30/95                         1.00         0.0355        (0.0355)          0.00           1.00          3.61         233,413
9/30/94                         1.00         0.0247        (0.0247)          0.00           1.00          2.49         158,102
6/1/93 1 through 9/30/93        1.00         0.0078        (0.0078)          0.00           1.00          0.78           2,242
SERVICE CLASS
9/30/97                        $1.00        $0.0302       $(0.0302)         $0.00          $1.00          3.06%       $234,472
9/30/96                         1.00         0.0304        (0.0304)          0.00           1.00          3.04         224,197
9/30/95                         1.00         0.0325        (0.0325)          0.00           1.00          3.33         147,739
9/30/94                         1.00         0.0221        (0.0221)          0.00           1.00          2.24          60,560
6/11/93 1 through 9/30/93       1.00         0.0074        (0.0074)          0.00           1.00          0.74           8,919
INVESTOR A CLASS
9/30/97                        $1.00        $0.0285       $(0.0285)         $0.00          $1.00          2.89%       $ 98,218
9/30/96                         1.00         0.0281        (0.0281)          0.00           1.00          2.90          63,424
9/30/95                         1.00         0.0302        (0.0302)          0.00           1.00          3.06             750
12/28/93 1 through 9/30/94      1.00         0.0153        (0.0153)          0.00           1.00          1.58             139
-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
9/30/97                        $1.00        $0.0347       $(0.0347)         $0.00          $1.00          3.53%       $ 62,834
9/30/96                         1.00         0.0348        (0.0348)          0.00           1.00          3.54          38,553
9/30/95                         1.00         0.0368        (0.0368)          0.00           1.00          3.74          24,409
7/25/94 1 through 9/30/94       1.00         0.0053        (0.0053)          0.00           1.00          0.53          13,831
SERVICE CLASS
9/30/97                        $1.00        $0.0317       $(0.0317)         $0.00          $1.00          3.22%       $  5,244
9/30/96                         1.00         0.0318        (0.0318)          0.00           1.00          3.25          14,968
10/11/94 1 through 9/30/95      1.00         0.0330        (0.0330)          0.00           1.00          3.35             821
INVESTOR A CLASS
5/27/97 1 through 9/30/97      $1.00        $0.0102       $(0.0102)         $0.00          $1.00          1.03%       $  1,096

                                                                                     RATIO OF NET
                                           RATIO OF EXPENSES                       INVESTMENT INCOME
                              RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                             EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                            AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
FOR THE PERIOD ENDED           ASSETS          WAIVERS)             ASSETS             WAIVERS)
====================================================================================================
-------------------------------------------
OHIO MUNICIPAL MONEY MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/97                        0.30%             0.73%               3.37%              2.94%
9/30/96                        0.29              0.75                3.47               3.01
9/30/95                        0.27              0.73                3.66               3.20
9/30/94                        0.13              0.77                2.56               1.93
6/10/93 1 through 9/30/93      0.10 2            0.83 2              2.45 2             1.72 2
SERVICE CLASS
9/30/97                        0.61%             1.03%               3.10%              2.68%
9/30/96                        0.59              1.05                3.17               2.71
9/30/95                        0.57              1.03                3.35               2.89
9/30/94                        0.40              1.04                2.29               1.65
6/1/93 1 through 9/30/93       0.23 2            0.96 2              2.23 2             1.50 2
INVESTOR A CLASS
9/30/97                        0.79%             1.21%               2.92%              2.50%
9/30/96                        0.79              1.25                2.88               2.42
9/30/95                        0.80              1.26                3.02               2.56
10/5/93 1 through 9/30/94      0.62 2            1.26 2              1.94 2             1.30 2
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
9/30/97                        0.30%             0.70%               3.31%              2.91%
9/30/96                        0.29              0.71                3.34               2.92
9/30/95                        0.26              0.68                3.54               3.12
9/30/94                        0.16              0.73                2.64               2.07
6/1/93 1 through 9/30/93       0.09 2            0.97 2              2.15 2             1.27 2
SERVICE CLASS
9/30/97                        0.61%             1.01%               3.01%              2.61%
9/30/96                        0.59              1.01                3.02               2.59
9/30/95                        0.57              0.99                3.29               2.87
9/30/94                        0.42              0.99                2.31               1.75
6/11/93 1 through 9/30/93      0.32 2            1.20 2              2.42 2             1.54 2
INVESTOR A CLASS
9/30/97                        0.77%             1.17%               2.85%              2.45%
9/30/96                        0.81              1.23                2.81               2.39
9/30/95                        0.82              1.24                3.03               2.61
12/28/93 1 through 9/30/94     0.65 2            1.22 2              2.11 2             1.54 2
-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
9/30/97                        0.22%             0.81%               3.49%              2.90%
9/30/96                        0.14              0.82                3.47               2.79
9/30/95                        0.10              0.95                3.71               2.86
7/25/94 1 through 9/30/94      0.10 2            1.02 2              2.89 2             1.97 2
SERVICE CLASS
9/30/97                        0.48%             1.07%               3.12%              2.53%
9/30/96                        0.45              1.12                3.05               2.38
10/11/94 1 through 9/30/95     0.40 2            1.25 2              3.50 2             2.65 2
INVESTOR A CLASS
5/27/97 1 through 9/30/97      0.86%2            1.45%2              2.95%2             2.36%2

1    Commencement of operations of share class.
2    Annualized.
3    There were no Service Shares outstanding as of September 30, 1994.
4    Reissuance of Shares.
5    There were no Investor B Shares  outstanding as of September 30, 1997.


See accompanying notes to financial statements.

                                     32-33

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


                          NOTES TO FINANCIAL STATEMENTS

     Compass Capital Funds(SERVICE MARK) ("the Fund") (formerly The PNC(REGISTRATION MARK) Fund) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 31 publicly-offered portfolios, eight of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as five classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

------------------------------------------------------------------------------------------------------------------------------------
         Portfolio                                                      Share Classes
------------------------------------------------------------------------------------------------------------------------------------
                               Institutional           Service            Investor A           Investor B            Investor C
------------------------------------------------------------------------------------------------------------------------------------
                           Contractual  Actual  Contractual  Actual  Contractual  Actual  Contractual   Actual  Contractual  Actual
                               Fees    Fees (4)   Fees (1)  Fees (4)  Fees (2)   Fees (4)   Fees (3)   Fees (4)   Fees (3)  Fees (4)
------------------------------------------------------------------------------------------------------------------------------------
Money Market                  None      None        0.30%    0.30%      0.50%      0.40%      1.15%      1.00%      1.15%     1.00%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market    None      None        0.30%    0.30%      0.50%      0.40%      1.15%       N/A       1.15%      N/A
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market        None      None        0.30%    0.30%      0.50%      0.40%      1.15%       N/A       1.15%     1.00%
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Municipal
  Money Market                None      None        0.30%    0.30%      0.50%      0.40%      1.15%       N/A       1.15%      N/A
------------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal
  Money Market                None      None        0.30%    0.30%      0.50%      0.40%      1.15%       N/A       1.15%      N/A
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Money Market   None      None        0.30%    0.30%      0.50%      0.40%      1.15%       N/A       1.15%      N/A
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal
  Money Market                None      None        0.30%    0.30%      0.50%      0.40%      1.15%       N/A       1.15%      N/A
------------------------------------------------------------------------------------------------------------------------------------
Virginia Municipal
  Money Market                None      None        0.30%    0.30%      0.50%      0.40%      1.15%       N/A       1.15%      N/A
------------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4)  -- the actual fees are as of September 30, 1997.

In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the  security.  Regular  review and  monitoring  of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each Portfolio at $1.00.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]


income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, PNC Asset Management Group, Inc. ("PAMG"), a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment adviser for all of the Portfolios. PNC Institutional Management Corporation ("PIMC"), a wholly-owned subsidiary of PAMG, serves as sub-adviser to the Portfolios. PNC Bank, PAMG and PIMC are indirect wholly-owned subsidiary of PNC Bank Corp.

     For its advisory services, PAMG is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average daily net assets: .45% of the first $1 billion, .40% of the next $1 billion, .375% of the next $1 billion and .35% of net assets in excess of $3 billion.

     PAMG may, at its discretion, waive all or any portion of its advisory fees for any Portfolio. For the year ended September 30, 1997, advisory fees and waivers for each Portfolio were as follows:

                                                                    GROSS                            NET
                                                                 ADVISORY FEE       WAIVER      ADVISORY FEE
                                                                -------------     ----------    ------------
Money Market Portfolio ........................................   $11,003,972     $8,343,302      $2,660,670
U.S. Treasury Money Market Portfolio ..........................     4,707,697      3,846,332         861,365
Municipal Money Market Portfolio ..............................     1,729,929      1,482,338         247,591
New Jersey Municipal Money Market Portfolio ...................       551,059        483,282          67,777
North Carolina Municipal Money Market Portfolio ...............       695,693        601,236          94,457
Ohio Municipal Money Market Portfolio .........................       501,890        434,972          66,918
Pennsylvania Municipal Money Market Portfolio .................     2,426,843      2,049,927         376,916
Virginia Municipal Money Market Portfolio .....................       271,586        267,959           3,627

     PAMG pays PIMC for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., Compass Capital Group, Inc. ("CCG"), an indirect wholly-owned subsidiary of PNC Bank Corp., and Compass Distributors, Inc. ("CDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .18% of the first $500 million, .16% of the next $500 million, .14% of the next $1 billion and .13% of average daily net assets in excess of $2 billion.

     PFPC, CDI and CCG may, at their discretion, voluntarily waive all or any portion of their administration fees for any Portfolio. For the year ended September 30, 1997, administration fees and waivers for each Portfolio were as follows:

                                                                    GROSS                               NET
                                                               ADMINISTRATION                      ADMINISTRATION
                                                                     FEE            WAIVER              FEE
                                                               --------------      --------        --------------
Money Market Portfolio ......................................     $3,968,041       $331,932        $3,636,109
U.S. Treasury Money Market Portfolio ........................      1,772,622        165,979         1,606,643
Municipal Money Market Portfolio ............................        691,972         91,801           600,171
New Jersey Municipal Money Market Portfolio .................        220,424         59,972           160,452
North Carolina Municipal Money Market Portfolio .............        277,277         92,096           185,181
Ohio Municipal Money Market Portfolio .......................        200,756         38,222           162,534
Pennsylvania Municipal Money Market Portfolio ...............        968,233        107,545           860,688
Virginia Municipal Money Market Portfolio ...................        108,634         88,071            20,563

     In addition, PNC Bank serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer agent and dividend disbursing agent.

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS

     PAMG, PIMC, PFPC, CCG and CDI have also agreed for the periods ended September 30, 1997 to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation. No such reimbursements were necessary for the year ended September 30, 1997.

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to CDI, as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into service arrangements with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares and Service Shares. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C) CAPITAL SHARES

     Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown below for such transactions.

     Transactions in capital shares for each period were as follows:

                                                  MONEY MARKET PORTFOLIO
                                             ----------------------------------
                                             FOR THE YEAR       FOR THE YEAR
                                                 ENDED              ENDED
                                                9/30/97            9/30/96
                                             --------------      --------------
Shares sold:
     Institutional Class ................... $1,685,386,332      $1,482,131,945
     Service Class .........................  3,666,582,530       5,718,258,415
     Investor A Class ......................    476,622,866         295,686,679
     Investor B Class ......................        907,200             115,764
     Investor C Class ......................      1,176,081                  --
Shares issued in merger:
     Institutional Class ...................             --                  --
     Service Class .........................             --         547,306,029
     Investor A Class ......................             --                  --
     Investor B Class ......................             --                  --
     Investor C Class ......................             --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ...................        232,221              13,156
     Service Class .........................      7,520,238           8,291,571
     Investor A Class ......................     10,382,083           4,364,346
     Investor B Class ......................          5,725               1,233
     Investor C Class ......................            593                  --
Shares redeemed:
     Institutional Class ................... (1,394,768,940)     (1,548,608,564)
     Service Class ......................... (3,638,822,450)     (5,892,912,622)
     Investor A Class ......................   (393,060,769)       (148,141,000)
     Investor B Class ......................       (813,928)             (5,214)
     Investor C Class ......................     (1,174,511)                 --
                                             --------------      --------------
     Net increase .......................... $  420,175,271      $  466,501,738
                                             ==============      ==============

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]


                                                    U.S. TREASURY MONEY
                                                      MARKET PORTFOLIO
                                             ----------------------------------
                                              FOR THE YEAR       FOR THE YEAR
                                                  ENDED              ENDED
                                                 9/30/97            9/30/96
                                             ---------------    ---------------
Shares sold:
     Institutional Class ................... $ 1,713,360,508    $ 1,652,699,602
     Service Class .........................   2,540,717,939      4,101,838,413
     Investor A Class ......................     114,806,287         34,222,155
Shares issued in merger:
     Institutional Class ...................              --                 --
     Service Class .........................              --        607,933,669
     Investor A Class ......................              --                 --
Shares issued in reinvestment of dividends:
     Institutional Class ...................         104,888            108,431
     Service Class .........................       3,201,277          4,272,818
     Investor A Class ......................       1,032,771            281,392
Shares redeemed:
     Institutional Class ...................  (1,718,626,346)    (1,606,090,964)
     Service Class .........................  (2,663,322,940)    (4,309,339,833)
     Investor A Class ......................     (83,046,068)       (25,157,768)
                                             ---------------    ---------------
     Net increase (decrease) ............... $   (91,771,684)   $   460,767,915
                                             ===============    ===============

                                                         MUNICIPAL
                                                   MONEY MARKET PORTFOLIO
                                            -----------------------------------
                                             FOR THE YEAR         FOR THE YEAR
                                                 ENDED                ENDED
                                                9/30/97              9/30/96
                                             ---------------    ---------------
Shares sold:
     Institutional Class .................... $  317,120,148      $ 254,290,132
     Service Class ..........................  1,122,149,234        927,781,113
     Investor A Class .......................     17,412,192          2,752,567
     Investor C Class .......................         11,754                 --
Shares issued in merger:
     Institutional Class ....................             --                 --
     Service Class ..........................             --         37,389,008
     Investor A Class .......................             --                 --
     Investor C Class .......................             --                 --
Shares issued in reinvestment of dividends:
     Institutional Class ....................             --              4,754
     Service Class ..........................      1,174,707          1,419,165
     Investor A Class .......................         98,289              4,669
     Investor C Class .......................             --                 --
Shares redeemed:
     Institutional Class ....................   (302,308,518)      (264,142,296)
     Service Class .......................... (1,057,028,541)      (970,636,798)
     Investor A Class .......................    (10,894,112)          (925,748)
     Investor C Class .......................             --                 --
                                               -------------      -------------
     Net increase (decrease) ................  $  87,735,153      $ (12,063,434)
                                               =============      =============

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


                                                                 NEW JERSEY MUNICIPAL
                                                                MONEY MARKET PORTFOLIO
                                                    -------------------------------------------------
                                                    FOR THE YEAR     FOR THE PERIOD    FOR THE PERIOD
                                                        ENDED        2/1/96 THROUGH    3/1/95 THROUGH
                                                       9/30/97           9/30/96           1/31/96
                                                    -------------    --------------    --------------
Prior Class
     Exchanged in merger .........................  $          --      $         --     $(56,147,148)
     Shares sold .................................             --                --       68,505,533
     Shares issued in reinvestment of dividends ..             --                --          124,356
     Shares redeemed .............................             --                --      (56,100,370)
                                                    -------------      ------------     ------------
                                                               --                --      (43,617,629)
Institutional Class
     Shares sold .................................     34,299,530         1,780,000               --
     Shares issued in merger .....................             --                --        4,195,000
     Shares issued in reinvestment of dividends ..         17,627                --               --
     Shares redeemed .............................    (27,498,897)       (5,360,808)              --
                                                    -------------      ------------     ------------
                                                        6,818,260        (3,580,808)       4,195,000
Service Class
     Exchanged in merger .........................             --                --       56,154,777
     Shares sold .................................    137,822,928       115,679,773        2,238,112
     Shares issued in merger .....................             --                --          559,547
     Shares issued in reinvestment of dividends ..        152,805            97,257               --
     Shares redeemed .............................   (104,815,699)     (104,595,622)      (1,976,807)
                                                    -------------      ------------     ------------
                                                       33,160,034        11,181,408       56,975,629
Investor A Class
     Shares sold .................................    113,438,058        39,216,216       12,203,184
     Shares issued in merger .....................             --                --       12,053,281
     Shares issued in reinvestment of dividends ..        630,724           325,948           45,768
     Shares redeemed .............................   (109,694,959)      (43,890,958)      (2,640,160)
                                                    -------------      ------------     ------------
                                                        4,373,823        (4,348,794)      21,662,073
Investor B Class
     Shares sold .................................         40,000                --               --
     Shares issued in merger .....................             --                --               --
     Shares issued in reinvestment of dividends ..            189                --               --
     Shares redeemed .............................        (40,189)               --               --
                                                    -------------      ------------     ------------
                                                               --                --               --
                                                    -------------      ------------     ------------
     Net increase ................................  $  44,352,117      $  3,251,806     $ 39,215,073
                                                    =============      ============     ============

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]


                                                 NORTH CAROLINA MUNICIPAL
                                                  MONEY MARKET PORTFOLIO
                                             --------------------------------
                                             FOR THE YEAR       FOR THE YEAR
                                                 ENDED              ENDED
                                                9/30/97            9/30/96
                                             -------------      -------------
Shares sold:
     Institutional Class ................... $ 515,356,166      $ 371,920,387
     Service Class .........................    57,557,439         30,131,643
     Investor A Class ......................       198,135             56,500
Shares issued in reinvestment of dividends:
     Institutional Class ...................            --                478
     Service Class .........................       111,126            136,347
     Investor A Class ......................         5,570              2,202
Shares redeemed:
     Institutional Class ...................  (479,795,565)      (336,496,796)
     Service Class .........................   (41,427,596)       (24,645,317)
     Investor A Class ......................       (10,500)            (1,000)
                                             -------------      -------------
     Net increase .......................... $  51,994,775      $  41,104,444
                                             =============      =============



                                                     OHIO MUNICIPAL
                                                 MONEY MARKET PORTFOLIO
                                             --------------------------------
                                              FOR THE YEAR       FOR THE YEAR
                                                 ENDED              ENDED
                                                9/30/97            9/30/96
                                             -------------      -------------
Shares sold:
     Institutional Class ................... $ 247,396,323      $ 279,900,577
     Service Class .........................   119,579,274         97,424,650
     Investor A Class ......................    27,674,576         21,631,388
Shares issued in reinvestment of dividends:
     Institutional Class ...................        21,464             96,704
     Service Class .........................       594,159            536,941
     Investor A Class ......................       318,914             87,588
Shares redeemed:
     Institutional Class ...................  (256,621,447)      (270,730,685)
     Service Class .........................  (107,536,043)      (102,290,339)
     Investor A Class ......................   (17,789,245)       (16,121,036)
                                             -------------      -------------
     Net increase .......................... $  13,637,975      $  10,535,788
                                             =============      =============

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS

                                                   PENNSYLVANIA MUNICIPAL
                                                   MONEY MARKET PORTFOLIO
                                             ----------------------------------
                                              FOR THE YEAR         FOR THE YEAR
                                                  ENDED                ENDED
                                                 9/30/97              9/30/96
                                             --------------       -------------
Shares sold:
     Institutional Class .................. $ 1,191,362,779       $ 699,970,106
     Service Class ........................     387,153,573         510,380,872
     Investor A Class .....................     413,488,333         344,023,126
Shares issued in merger:
     Institutional Class ..................              --                  --
     Service Class ........................              --          51,341,917
     Investor A Class .....................              --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ..................         108,317              81,419
     Service Class ........................         784,774             976,100
     Investor A Class .....................       2,584,961           1,434,393
Shares redeemed:
     Institutional Class ..................  (1,161,127,715)       (734,642,456)
     Service Class ........................    (377,662,550)       (486,239,639)
     Investor A Class .....................    (381,279,008)       (282,784,199)
                                             --------------       -------------
     Net increase .........................  $   75,413,464       $ 104,541,639
                                             ==============       =============


                                                      VIRGINIA MUNICIPAL
                                                    MONEY MARKET PORTFOLIO
                                              --------------------------------
                                              FOR THE YEAR         FOR THE YEAR
                                                 ENDED                ENDED
                                                9/30/97              9/30/96
                                              ------------        ------------
Shares sold:
     Institutional Class ...................  $105,024,816        $ 87,292,017
     Service Class .........................    10,483,122          39,822,130
     Investor A Class ......................     1,558,544                  --
Shares issued in reinvestment of dividends:
     Institutional Class ...................       251,885                  --
     Service Class .........................        97,273             106,079
     Investor A Class ......................        10,473                  --
Shares redeemed:
     Institutional Class ...................   (80,994,943)        (73,148,152)
     Service Class .........................   (20,304,306)        (25,780,943)
     Investor A Class ......................      (473,468)                 --
                                              ------------        ------------
     Net increase ..........................  $ 15,653,396        $ 28,291,131
                                              ============        ============

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]


(D) AT SEPTEMBER 30, 1997, NET ASSETS CONSISTED OF:

                                                               U.S.                               NEW JERSEY
                                                             TREASURY            MUNICIPAL         MUNICIPAL
                                       MONEY MARKET        MONEY MARKET        MONEY MARKET      MONEY MARKET
                                         PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                      --------------       --------------      ------------      ------------
Capital paid in ..................... $2,745,167,811       $1,041,769,134      $395,459,488      $130,426,124
Accumulated net realized loss
   on investment transactions .......         (7,770)1           (141,572)         (322,304)1          (8,712)1
                                      --------------       --------------      ------------      ------------
                                      $2,745,160,041       $1,041,627,562      $395,137,184      $130,417,412
                                      ==============       ==============      ============      ============


                                          NORTH
                                        CAROLINA               OHIO            PENNSYLVANIA         VIRGINIA
                                        MUNICIPAL            MUNICIPAL           MUNICIPAL          MUNICIPAL
                                      MONEY MARKET         MONEY MARKET        MONEY MARKET       MONEY MARKET
                                        PORTFOLIO            PORTFOLIO           PORTFOLIO         PORTFOLIO
                                       ------------         -----------        ------------       -----------
Capital paid in .....................  $171,665,742         $97,787,219        $561,865,590       $69,174,189
Accumulated net realized loss
   on investment transactions .......          (121)            (12,348)1           (12,050)1            (171)
                                       ------------         -----------        ------------       -----------
                                       $171,665,621         $97,774,871        $561,853,540       $69,174,018
                                       ============         ===========        ============       ===========

1    Includes $4,564, $1,471, $1,750, $4,223 and $3,403 of deferred post-October losses as of September 30, 1997, respectively.

(E) CAPITAL LOSS CARRYOVER

     At September 30, 1997, capital loss carryovers were available to offset possible future realized capital gains as follows: $8,609 in the Money Market Portfolio which expires through 2005, $141,572 in the U.S. Treasury Money Market Portfolio which expires through 2005, $320,833 in the Municipal Money Market Portfolio which expires through 2002, $6,907 in the New Jersey Municipal Money Market Portfolio which expires through 2003, $121 in the North Carolina Municipal Money Market Portfolio which expires through 2004, $8,125 in the Ohio Municipal Money Market Portfolio which expires through 2005, $8,647 in the Pennsylvania Municipal Money Market Portfolio which expires through 2005, and $171 in the Virginia Municipal Money Market Portfolio which expires through 2003.

(F) MERGER

     On September 29, 1995 and October 2, 1995, respectively, the Board of Trustees of the Fund and the Board of Trustees of The Compass Capital Group of Funds ("Compass") approved an asset purchase agreement providing for the transfer of all of the assets and liabilities of Compass to the Fund. At a special meeting of shareholders held on December 11, 1995, the shareholders of Compass voted to approve the asset purchase agreement. Pursuant to the asset purchase agreement, on January 13, 1996 (February 13, 1996 with respect to the International Bond Portfolio) all of the assets and liabilities of Compass were transferred to the Fund in a tax-free exchange for Service shares of the Fund. The details of the business combination as it relates to the Portfolios are described below.

     The following table summarizes certain relevant information of the Fund prior to and immediately after the above-referenced business combination. Unless indicated otherwise, the Fund Portfolio is the accounting survivor. The new combined funds maintain all the operating history of the accounting survivor.

           THE COMPASS CAPITAL GROUP OF FUNDS                                     THE COMPASS CAPITAL FUNDS
-------------------------------------------------------    -------------------------------------------------------------------------
                                                                                                              COMBINED
                                                                                                 SHARES      NET ASSETS
                                             NET ASSET                      NEW                 ISSUED IN       AFTER        NAV
                               SHARES AT     VALUE AT                    PORTFOLIO              BUSINESS      BUSINESS       PER
FUND NAME                       1/13/96       1/13/96                      NAME                COMBINATION   COMBINATION    SHARE
---------------------------- -----------   ------------    ---------------------------------- ------------ --------------   ------
Cash Reserve                 547,461,079   $547,306,029    Money Market                       547,461,079  $2,573,597,347    $1.00
U.S. Treasury                607,999,373    607,933,712    U.S. Treasury Money Market         607,999,373   1,403,912,997    $1.00
Municipal Money               37,420,876     37,389,008    Municipal Money Market              37,420,876     383,861,249    $1.00
New Jersey Municipal Money    56,147,148     56,154,777    New Jersey Municipal Money Market1  56,147,148      72,306,961    $1.00
Pennsylvania Municipal Money  51,350,576     51,341,917    Pennsylvania Municipal Money Market 51,350,576     533,075,086    $1.00

------------------
1 The Compass Capital Group of Funds' portfolio is the accounting survivor in this business combination.

[GRAPHIC OMITTED]                                          COMPASS CAPITAL FUNDS


                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the Compass Capital Funds:

     We have audited the accompanying statements of net assets of the Money Market, U.S. Treasury Money Market, Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market Portfolios of the Compass Capital Funds (the "Fund") as of September 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Compass Capital Funds (Money Market, U.S. Treasury Money Market, Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money
Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market Portfolios) as of September 30, 1997, the results of their operations for the year then ended, and the changes in their net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 14, 1997

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Compass Capital Funds
[GRAPHIC OMITTED]


Investment Adviser
   PNC Asset Management Group, Inc.
   Philadelphia, Pennsylvania 19103

Sub-Adviser
   PNC Institutional Management
     Corporation
   Wilmington, Delaware 19809

Custodian
   PNC Bank, National Association
   Philadelphia, Pennsylvania 19103

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809




Co-Administrator and Distributor
   Compass Distributors, Inc.
   West Conshohocken, Pennsylvania 19428

Co-Administrator
   Compass Capital Group, Inc.
   New York, New York 10154

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   Coopers & Lybrand, L.L.P.
   Philadelphia, Pennsylvania 19103

COMPASS CAPITAL FUNDS                                          [GRAPHIC OMITTED]


                                 FUND SPECTRUM

COMPASS CAPITAL FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $13 BILLION IN 31 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(SERVICE MARK)

STOCK PORTFOLIOS
      Large Cap Value Equity               International Equity
      Large Cap Growth Equity              International Small Cap Equity
      Mid-Cap Value Equity                 International Emerging Markets
      Mid-Cap Growth Equity                Select Equity
      Small Cap Value Equity               Index Equity
      Small Cap Growth Equity

STOCK & BOND PORTFOLIO
      Balanced

BOND PORTFOLIOS
      Low Duration Bond                    Government Income
      Intermediate Government Bond         Managed Income
      Intermediate Bond                    International Bond
      Core Bond

TAX-FREE BOND PORTFOLIOS
      Tax-Free Income                      New Jersey Tax-Free Income
      Pennsylvania Tax-Free Income         Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
      Money Market                         North Carolina Municipal Money Market
      U.S. Treasury Money Market           Ohio Municipal Money Market
      Municipal Money Market               Pennsylvania Municipal Money Market
      New Jersey Municipal Money Market    Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES
24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.compassfunds.com.

EXCHANGE  PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of Compass Capital Funds. (1)

AUTOMATIC  INVESTMENT  PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the Compass Capital portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their Compass Capital portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE COMPASS FUNDS
If you would like additional reports or have questions regarding any of the 31 Compass Capital Funds, please call 1-888-4COMPASS.

(1) Compass Capital Funds reserves the right to modify or terminate the exchange privileges at any time.

COMPASS CAPITAL FUNDS
[LOGO OMITTED]

PURE INVESTMENT STYLE(SERVICE MARK)
P.O. Box 8907
Wilmington, DE 19899

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                                                                   SR 9/30/97-MM